   As filed with the Securities and Exchange Commission on September 29, 2005

                          File No. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 44 [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 46 [X]

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-9934

                          Edward P. Macdonald, Esquire
                   The Hartford Financial Services Group, Inc.
                          Life Law - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 30, 2005 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (Date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment contains the prospectuses and statement of additional information relating to The Hartford Select SmallCap Growth Fund, a new series of the registrant established by the Directors of the registrant at a meeting on May 3-4, 2005 (the "Fund"). The post-effective amendment contains two prospectuses (one applicable to Class A, Class B and Class C Shares and one applicable to Class Y Shares) and one statement of additional information (applicable to Class A, Class B, Class C and Class Y Shares) for the Fund. The registrant currently has forty-three other series of shares each registered under the Securities Act of 1933 which are offered through other prospectuses and another statement of additional information not included in this post-effective amendment. This post-effective amendment is not intended to update or amend such other prospectuses or statement of additional information.

THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               SEPTEMBER 30, 2005

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD SELECT SMALLCAP GROWTH FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
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Introduction                             Introduction                                                           2


A summary of the fund's                  The Hartford Select SmallCap Growth Fund                               3
goals, principal strategies,
main risks, performance
and expenses


Description of other                     Investment strategies and investment matters                           6
investment strategies and
investment risks


Investment manager and                   Management of the fund                                                10
management fee information


Information on your account              About your account                                                    13
                                         Choosing a share class                                                13
                                         How sales charges are calculated                                      15
                                         Sales charge reductions and waivers                                   16
                                         Opening an account                                                    19
                                         Buying shares                                                         20
                                         Selling shares                                                        22
                                         Transaction policies                                                  24
                                         Dividends and account policies                                        27
                                         Additional investor services                                          27


Further information on the               Financial highlights                                                  29
fund
                                         Privacy policy                                                        30
                                         Fund code, CUSIP number and symbol                                    32
                                         For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
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The Hartford Select SmallCap Growth Fund (the "fund") described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the fund. The fund also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

The fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. Information on the fund, including risk factors, can be found on the pages following this introduction.

The investment manager to the fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. The day-to-day portfolio management of the fund is provided by two investment sub-advisers, each of whom manages a portion of the fund: Jennison Associates LLC ("Jennison") and Oberweis Asset Management, Inc. ("Oberweis"). Information regarding HIFSCO and each sub-adviser is included under the section entitled "Management of the Fund" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this fund, be sure to read all risk disclosures carefully before investing.

THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAM OF THE FUND WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

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                                        THE HARTFORD SELECT SMALLCAP GROWTH FUND
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INVESTMENT GOAL. The Hartford Select SmallCap Growth Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-advisers believe have superior growth potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small-capitalization companies. The fund defines small-capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of September 1, 2005, the market capitalization of companies included in these indices ranged from approximately $9.3 million to $4.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. Hartford Investment Financial Services, LLC ("HIFSCO") serves as the investment manager to the fund and is responsible for the oversight of the fund's investment sub-advisers. HIFSCO has selected two asset managers for the day-to-day portfolio management of the fund: Jennison Associates LLC and Oberweis Asset Management, Inc. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Jennison Associates LLC ("Jennison") believes that active management through original bottom-up fundamental research can add significant value in uncovering inefficiencies that exist in the small cap asset class. This product's style is best described as growth at a reasonable price. The investment team focuses its research efforts on those companies within the universe that they believe are most likely to generate attractive absolute and relative revenue and earnings growth while remaining reasonably valued relative to expectations. Original, fundamental bottom-up company research is the basis of the investment process, and the team primarily relies on its own analysis of companies and industry dynamics to make decisions. The team focuses on business evaluation to identify companies with a strong competitive position, quality management team, demonstrated growth in sales and earnings, balance sheet flexibility and strength and/or strong earnings growth prospects. Its underlying investment philosophy is to buy businesses rather than just stocks. If the team's initial criteria are met and company meetings further satisfy the team's requirements, detailed financial analysis is then performed. This analysis includes internal earnings estimates and earnings/cash flow projections. The final decision is based on the team's assessment of the appreciation potential of a security relative to its target. This potential is evaluated in the context of short and long-term catalysts for the stock as well as the risk attributes of a particular investment.

In managing its portion of the fund's assets, Oberweis Asset Management, Inc. ("Oberweis") seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight factors. Oberweis considers or reviews the following factors and information as guidelines to identify such companies: (1) extraordinarily rapid growth in revenue; (2) extraordinarily rapid growth in pre-tax income; (3) a reasonable price/earnings ratio in relation to the company's underlying growth rate; (4) products or services that offer the opportunity for substantial future growth;
(5) favorable recent trends in revenue and earnings growth, ideally showing acceleration; (6) a reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins; (7) the company's financial statements, particularly footnotes, to identify unusual items which may indicate future problems; and (8) high relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

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MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on

THE HARTFORD MUTUAL FUNDS                                                      3

THE HARTFORD SELECT SMALLCAP GROWTH FUND
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companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

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THE HARTFORD SELECT SMALLCAP GROWTH FUND
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PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.05%      1.05%      1.05%
   Distribution and service (12b-1) fees       0.25%(2)    1.00%      1.00%
   Other expenses(3)(5)                         0.35%      0.35%      0.35%
   Total annual operating expenses(4)(5)       1.65%(2)    2.40%      2.40%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.40% and 2.40%, respectively. This policy may be discontinued at any time.


(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  709     $  743      $343
   Year 3                                      $1,042     $1,048      $748

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  709      $243       $243
   Year 3                                      $1,042      $748       $748

THE HARTFORD MUTUAL FUNDS                                                      5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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INVESTMENT RISKS GENERALLY


Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES



From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.


FOREIGN INVESTMENTS


The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available. Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

INVESTMENTS IN EMERGING MARKETS


The fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


As part of its principal investment strategy, the fund invests at least 80% of its assets in common stocks of small-capitalization companies.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market

THE HARTFORD MUTUAL FUNDS                                                      7

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, the fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT THE FUND'S INVESTMENT GOAL


The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The fund is expected to have relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses for the fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


The fund has a name which suggests a focus on investments in the common stocks of small-capitalization companies. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus

 8                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


The fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS



The fund will disclose its complete calendar quarter-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The fund also will disclose on the fund's website its largest ten holdings no earlier than 15 days after the end of each month. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI; and (ii) on the fund's website.


THE HARTFORD MUTUAL FUNDS                                                      9

MANAGEMENT OF THE FUND
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THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to the fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $268.4 billion in assets as of June 30, 2005. At the same time, HIFSCO had over $26.7 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The fund relies on an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those shareholders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of Hartford's variable annuity and mutual fund operations related to market timing, and the SEC's Division of Enforcement is investigating aspects of Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office, and other regulatory agencies.



While no enforcement actions have been initiated against Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, the Company recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to The Hartford of these matters may exceed or be below the reserve amount, perhaps by a significant amount. The Hartford does not expect any such action to result in a material adverse effect on the fund. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, The Hartford Mutual Funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.


In addition, The Hartford Mutual Funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds'

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investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the fund.

THE INVESTMENT SUB-ADVISERS



Jennison Associates LLC ("Jennison") is an investment sub-adviser to the fund. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Jennison provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker-dealers. Founded in 1969, Jennison managed approximately $68.7 billion in assets as of August 31, 2005. Jennison is located at 466 Lexington Avenue, New York, New York 10017.

Oberweis Asset Management, Inc. ("Oberweis") is an investment sub-adviser to the fund. Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532 and is a boutique investment firm that focuses on investments in rapidly growing firms. Established in 1989, Oberweis provides investment advice to funds, institutions and individual investors on a broad range of investment products. As of July 31, 2005, Oberweis had approximately $1.5 billion in assets under management.


MANAGEMENT FEES


The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         1.05%
Next $500 million                          1.00%
Amount Over $1 billion                     0.95%


Because the fund did not commence operations until September 30, 2005, information is not available regarding fees paid by the fund to HIFSCO.


A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the fund is currently available in the funds' SAI and will be available in the fund's annual report to shareholders covering the period ending October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers. The following persons have had primary responsibility for the day-to-day management of the fund's portfolio since inception. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.


JENNISON ASSOCIATES LLC Jennison typically follows a team approach in the management of its portfolios, while seeking to preserve individual accountability. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and portfolio managers and analysts meet regularly to review the core portfolio holdings and discuss purchase and sales activity of all accounts in the particular product strategy. The portfolio managers for the portion of the fund allocated to Jennison are supported by members of Jennison's research team, which is comprised of research analysts dedicated to small and mid cap stocks and other investment professionals of Jennison. Team members provide research support and make securities recommendations within their respective areas of expertise. Members of the team may change from time to time.


John P. Mullman and Jason Swiatek are the portfolio managers for the portion of the fund allocated to Jennison. Mr. Mullman generally has final authority over all aspects of the fund's investment portfolio,


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including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

John P. Mullman joined Jennison in August 2000 as a result of the merger of Prudential's public equity asset management capabilities into Jennison's organization and has been managing small cap portfolios since 1996. Mr. Mullman joined Prudential in 1987. Over the course of his career, he has worked with a wide variety of small companies, industries, LBO sponsors and financial intermediaries and has an in-depth knowledge of business assessment and valuation methodologies. Mr. Mullman received a B.A. in Economics from the College of the Holy Cross in 1982 and a M.B.A. from Yale University in 1987. He is also a member of the NYSSA and CFA Institute.

Jason Swiatek joined Jennison as a research analyst in August 2000 as a result of the merger of Prudential's public equity asset management capabilities into Jennison's organization, and was officially named co-manager of Jennison's small cap portfolios in September 2005. Mr. Swiatek joined Prudential in 1995. Prior to joining Prudential, Mr. Swiatek worked at Munistat/PFA, Inc. and the Center for Entrepreneurship. Mr. Swiatek received a B.S. in Finance, summa cum laude, from Canisius College in 1995. He is a member of the NYSSA and CFA Institute.


OBERWEIS ASSET MANAGEMENT, INC. James W. Oberweis, CFA, President and Portfolio Manager of Oberweis, is primarily responsible for the day-to-day management of the portion of the fund's assets allocated to Oberweis. Mr. Oberweis specializes exclusively in managing portfolios of high growth small cap companies. Mr. Oberweis has been Director of the firm since 2003, President since 2001, a Portfolio Manager since 1995, and was Vice President of the firm from 1995 to 2001. Mr. Oberweis is a holder of the Charter Financial Analyst (CFA) designation, and earned an M.B.A. with high honors from the University of Chicago and a B.S. in computer science from the University of Illinois. Mr. Oberweis is a member of the Young Presidents Organization (YPO), the Economic Club of Chicago and the Association for Investment Management and Research
(AIMR).

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CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for the fund pursuant to an Underwriting Agreement initially approved by the board of directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of the fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of the fund. HIFSCO is not obligated to sell any specific amount of shares of the fund.

DISTRIBUTION PLANS


The Company, on behalf of the fund, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of the fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

CLASS A PLAN   Pursuant to the Class A Plan, the fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the

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Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, the fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, the fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the fund pays HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the fund will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to the fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the fund through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for

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distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board who are not interested persons of the fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.


HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the fund are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $ 50,000       5.50%       5.82%          4.75%
$ 50,000 - $ 99,999      4.50%       4.71%          4.00%
$100,000 - $249,999      3.50%       3.63%          3.00%
$250,000 - $499,999      2.50%       2.56%          2.00%
$500,000 - $999,999      2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

                YEARS AFTER
                 PURCHASE                    CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

                YEARS AFTER
                 PURCHASE                    CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling

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brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the fund to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the fund does not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the fund's shares through that broker. This transaction fee is separate from any sales charge that the fund may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the fund's transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered pursuant to a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a Hartford Mutual Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or

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  Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share Class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of the fund, you may reinvest some or all of the proceeds in the same share Class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the transfer agent, and their affiliates,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of Artisan Partners Limited Partnership, Chartwell Investment Partners, L.P., Cramer Rosenthal McGlynn, LLC, Goldman Sachs Asset Management, L.P., Jennison, Northern Capital Management, LLC, Oberweis, Sterling Capital Management LLC and Wellington Management Company, LLP,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSC indicated above also may be waived where the distributor does not compensate the broker for the sale.

The fund makes available free of charge, on the fund's website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The fund's website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge

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and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the fund's shares ("Additional Payments") based on a number of factors described below and in the fund's SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the fund attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the fund on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the fund within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the fund and payments for providing extra employee training and information relating to the fund and (2) "marketing support" fees for providing assistance in promoting the sale of the fund's shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that the fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

As of July 14, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M & T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Royal Alliance Associates, Inc., Sentra Securities Corp., Spelman & Company Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., US Bancorp Investments Inc, Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
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The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the fund's shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the fund's shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the fund attributable to Edward Jones, on assets invested in the fund attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. Because the fund did not commence operations until September 30, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Edward Jones.



Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services. Because the fund did not commence operations until September 30, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by the distributor or its affiliates to Financial Intermediaries.


OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: when you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If the fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, the fund offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for the fund is as follows:

     - non-retirement accounts: $1,000

     - retirement accounts: $1,000

     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in the fund

     - subsequent investments: $50

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management Company, LLP, and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

THE HARTFORD MUTUAL FUNDS                                                     19

BUYING SHARES


 ON THE WEB
              TO ACCESS YOUR ACCOUNTS
  [INTERNET   - Go to www.hartfordinvestor.com
  GRAPHIC]    - Under Client Account Access, click on Hartford Mutual Funds, and enter your User ID (SSN) and PIN.
                First time users will need to create a PIN, by clicking on the Create/Reset PIN link.

              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
              - Select "Work with Fund" on the fund you want to purchase shares in.
              - First time users will need to select the Add Bank Instructions function to setup their bank information online.
              - Once bank instructions have been established, select the purchase shares function and enter the purchase information.
              - After you submit your successful purchase request a purchase acknowledgement will be displayed.

              TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL FUND
              - After logging into your accounts at www.hartfordinvestor.com, select "Work with Fund" on one of the funds you will be exchanging between.
              - Select the Exchange Shares function and follow the instructions on the Exchange Request screen.
              - On the verification page, check the box explaining that you have read, understand and accept the terms and conditions of the prospectus, and click submit.
              - After you submit your successful exchange request an exchange acknowledgement will be displayed.
              Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

ON THE PHONE
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
  [PHONE      - Verify that your bank/credit union is a member of the Automated Clearing House (ACH) system.
  GRAPHIC]    - Call The Hartford at the number below to verify that your bank or credit union information is set
                up. If not currently set up, you will be asked to provide bank instructions in writing or by fax.
              - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

              TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL FUND
              - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
              Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

IN WRITING:
WITH CHECK
              - Make out a check for the investment amount, payable to "The Hartford Mutual Funds."
  [CHECK      - Complete the detachable investment slip from an account statement, or write a note specifying the
  GRAPHIC]      fund name and share class, account number and the name(s) in which the account is registered.
              - Deliver the check and your investment slip, or note, to the address listed below.

BY EXCHANGE
              - Write a letter of instruction indicating the fund names, share class, account number, the name(s)
  [ARROW        in which the accounts are registered, and your signature.
  GRAPHIC]    - Deliver these instructions to your financial representative or plan administrator, or mail to the address listed below.
              Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 20                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 BY WIRE
                                                         - Instruct your bank to wire the amount of your
  [BANK GRAPHIC]                                           investment to:
                                                             US Bank National Association
                                                             ABA #091000022, credit account no:
                                                             1-702-2514-1341
                                                             The Hartford Mutual Funds Purchase Account
                                                             For further credit to: (Your name)
                                                             Hartford Mutual Funds Account Number:
                                                             (Your account number)
                                                         Specify the fund name, share class, your account
                                                         number and the name(s) in which the account is
                                                         registered. Your bank may charge a fee to wire
                                                         funds.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     21

SELLING SHARES

 BY LETTER
                                                         - Write a letter of instruction or complete a
  [LETTER GRAPHIC]                                         power of attorney indicating the fund name,
                                                           your share class, your account number, the
                                                           name(s) in which the account is registered and
                                                           the dollar value or number of shares you wish
                                                           to sell.
                                                         - Include all signatures and any additional
                                                           documents that may be required (see
                                                           "Requirements for written requests by
                                                           Seller").
                                                         - Mail the materials to the address below or to
                                                           your plan administrator.
                                                         - A check will be mailed to the name(s) and
                                                           address in which the account is registered, or
                                                           otherwise according to your letter of
                                                           instruction. Overnight delivery may be
                                                           requested for a nominal fee which will be
                                                           deducted from redemption proceeds.
 BY PHONE
                                                         - Restricted to sales of up to $50,000 in any
  [PHONE GRAPHIC]                                          7-day period.
                                                         - To place your order with a representative,
                                                           call the transfer agent at the number below
                                                           between 8 A.M. and 7 P.M. Eastern Time
                                                           (between 7 A.M. and 6 P.M. Central Time)
                                                           Monday through Thursday and between 9:15 A.M.
                                                           and 6 P.M. Eastern Time (between 8:15 A.M. and
                                                           5 P.M. Central Time) on Friday. Orders
                                                           received after 4 P.M. Eastern Time (3 P.M.
                                                           Central Time) will receive the next business
                                                           day's offering price.
                                                         - For automated service 24 hours a day using
                                                           your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                                                         - Fill out the "Telephone Exchanges and
  [BANK GRAPHIC]                                           Telephone Redemption" and "Bank Account or
                                                           Credit Union Information" sections of your new
                                                           account application.
                                                         - Call the transfer agent to verify that the
                                                           telephone redemption privilege is in place on
                                                           an account, or to request the forms to add it
                                                           to an existing account.
                                                         - Generally, amounts of $1,000 or more will be
                                                           wired on the next business day. Your bank may
                                                           charge a fee for this service. Wire transfers
                                                           are available upon request.
                                                         - Amounts of less than $1,000 may be sent by EFT
                                                           or by check. Funds from EFT transactions are
                                                           generally available by the third to fifth
                                                           business day. Your bank may charge a fee for
                                                           this service.
                                                         - Phone requests are limited to amounts up to
                                                           $50,000 in a 7-day period.
 BY EXCHANGE
                                                         - Obtain a current prospectus for the fund into
  [ARROW GRAPHIC]                                          which you are exchanging by calling your
                                                           financial representative or the transfer agent
                                                           at the number below.
                                                         - Call your financial representative or the
                                                           transfer agent to request an exchange.
 ON THE WEB
                                                         - Log into your account(s) by using Client
  [INTERNET GRAPHIC]                                       Account
                                                         - Access at www.hartfordinvestor.com
                                                         - On the Portfolio Summary page, find the fund
                                                           you want to redeem from and select "Work with
                                                           Fund"
                                                         - On the Fund Detail page, select either the
                                                           "Redeem Shares" or "Exchange Shares" function,
                                                           and click "Go"
                                                         - Complete the Redemption or Exchange Request,
                                                           and click on "Continue"
                                                         - Verify the transaction information and click
                                                           on "Submit"
                                                         * Because of legal and tax restrictions on
                                                         withdrawals from employer-sponsored retirement
                                                         accounts (i.e. SEP, SIMPLE and 403B plans), you
                                                         will not be allowed to enter a redemption
                                                         request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 22                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     23

TRANSACTION POLICIES
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VALUATION OF SHARES


The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities (such as certain of the small capitalization stocks in which the fund invests); and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund's shares is determined only on business days of the fund, the value of the portfolio securities of the fund may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the fund's Board of Directors. Generally, the fund may use fair valuation in regards to debt securities when the fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the fund in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the fund.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the fund may consider an investor's trading history in any of The Hartford Mutual Funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the fund to permit only two "substantive round trips" by an investor within the fund within a 90-day period. A substantive round trip is an exchange out and back into the fund or a redemption out and purchase of the fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the fund's transfer agent shall terminate the registered representative's exchange privileges in the fund. Automatic programs offered by the fund such as dividend diversification are exempt from the policy described above. The fund's policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as

THE HARTFORD MUTUAL FUNDS                                                     25

TRANSACTION POLICIES
--------------------------------------------------------------------------------

broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund. Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the fund is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the fund will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the fund's transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the fund's policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the fund's ability to identify and deter frequent purchases and redemptions of fund shares through omnibus accounts is limited, and the fund's success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the fund's fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, the fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the fund are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

The fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the fund's gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from the fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

THE HARTFORD MUTUAL FUNDS                                                     27

TRANSACTION POLICIES
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from the fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by the fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the fund's records. The consolidation of these mailings, called householding, benefits the fund through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the fund did not commence operations until September 30, 2005, no financial highlight information is available for the fund.

THE HARTFORD MUTUAL FUNDS                                                     29

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

 30                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:


American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


THE HARTFORD MUTUAL FUNDS                                                     31

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------


                                                    CLASS    FUND     CUSIP
NAME                                                SHARES   CODE    NUMBER     SYMBOL
----                                                ------   ----   ---------   ------
The Hartford Select SmallCap Growth Fund            A        1248   416648467   N/A
The Hartford Select SmallCap Growth Fund            B        1249   416648459   N/A
The Hartford Select SmallCap Growth Fund            C        1250   416648442   N/A


 32                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund did not commence operations until September 30, 2005, the fund has not yet delivered an annual or semi-annual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge, on the fund's website at www.hartfordinvestor.com. The fund will make available its annual/semi-annual reports free of charge on the fund's website when such reports become available.


To request a free copy of the current SAI or annual/semi-annual reports when they become available, or for shareholder inquiries or other information about the fund, please contact the fund at:


BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                               CLASS Y SHARES

                               PROSPECTUS
                               SEPTEMBER 30, 2005

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD SELECT SMALLCAP GROWTH FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of the fund's                   The Hartford Select SmallCap Growth Fund                               3
goals, principal strategies,
main risks, performance and
expenses

Description of other                      Investment strategies and investment matters                           6
investment strategies and
investment risks

Investment manager and                    Management of the fund                                                10
management fee information

Information on your account               About your account                                                    13
                                          Class Y share investor requirements                                   13
                                          Compensation to Broker-Dealers, Financial Institutions and
                                          Other Persons                                                         13
                                          Opening an account                                                    14
                                          Buying shares                                                         16
                                          Selling shares                                                        17
                                          Transaction policies                                                  19
                                          Dividends and account policies                                        22
                                          Additional investor services                                          22

Further information on the                Financial highlights                                                  23
fund                                      Privacy policy                                                        24
                                          Fund code, CUSIP number and symbol                                    26
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford Select SmallCap Growth Fund (the "fund") described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class Y shares of the fund.

The fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. Information on the fund, including risk factors, can be found on the pages following this introduction.

The investment manager to the fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. The day-to-day portfolio management of the Fund is provided by two investment sub-advisers, each of whom manages a portion of the fund: Jennison Associates LLC ("Jennison") and Oberweis Asset Management, Inc. ("Oberweis"). Information regarding HIFSCO and each sub-adviser is included under the section entitled "Management of the Fund" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this fund, be sure to read all risk disclosures carefully before investing.

THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAM OF THE FUND WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select SmallCap Growth Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-advisers believe have superior growth potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small-capitalization companies. The fund defines small-capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of September 1, 2005, the market capitalization of companies included in these indices ranged from approximately $9.3 million to $4.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. Hartford Investment Financial Services, LLC ("HIFSCO") serves as the investment manager to the fund and is responsible for the oversight of the fund's investment sub-advisers. HIFSCO has selected two asset managers for the day-to-day portfolio management of the fund: Jennison Associates LLC and Oberweis Asset Management, Inc. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Jennison Associates LLC ("Jennison") believes that active management through original bottom-up fundamental research can add significant value in uncovering inefficiencies that exist in the small cap asset class. This product's style is best described as growth at a reasonable price. The investment team focuses its research efforts on those companies within the universe that they believe are most likely to generate attractive absolute and relative revenue and earnings growth while remaining reasonably valued relative to expectations. Original, fundamental bottom-up company research is the basis of the investment process, and the team primarily relies on its own analysis of companies and industry dynamics to make decisions. The team focuses on business evaluation to identify companies with a strong competitive position, quality management team, demonstrated growth in sales and earnings, balance sheet flexibility and strength and/or strong earnings growth prospects. Its underlying investment philosophy is to buy businesses rather than just stocks. If the team's initial criteria are met and company meetings further satisfy the team's requirements, detailed financial analysis is then performed. This analysis includes internal earnings estimates and earnings/cash flow projections. The final decision is based on the team's assessment of the appreciation potential of a security relative to its target. This potential is evaluated in the context of short and long-term catalysts for the stock as well as the risk attributes of a particular investment.

In managing its portion of the fund's assets, Oberweis Asset Management, Inc. ("Oberweis") seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight factors. Oberweis considers or reviews the following factors and information as guidelines to identify such companies: (1) extraordinarily rapid growth in revenue; (2) extraordinarily rapid growth in pre-tax income; (3) a reasonable price/earnings ratio in relation to the company's underlying growth rate; (4) products or services that offer the opportunity for substantial future growth;
(5) favorable recent trends in revenue and earnings growth, ideally showing acceleration; (6) a reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins; (7) the company's financial statements, particularly footnotes, to identify unusual items which may indicate future problems; and (8) high relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on

THE HARTFORD MUTUAL FUNDS                                                      3

THE HARTFORD SELECT SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD SELECT SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                 CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                   None
   Maximum deferred sales charge (load)           None
   Exchange fees                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                               1.05%
   Distribution and service (12b-1) fees          None
   Other expenses(1)                             0.15%
   Total annual operating expenses(2)            1.20%

(1) Estimated for the current fiscal year.

(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $122
   Year 3                                         $381

THE HARTFORD MUTUAL FUNDS                                                      5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES



From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.


FOREIGN INVESTMENTS


The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available. Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

INVESTMENTS IN EMERGING MARKETS


The fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


As part of its principal investment strategy, the fund invests at least 80% of its assets in common stocks of small-capitalization companies.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market

THE HARTFORD MUTUAL FUNDS                                                      7

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, the fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT THE FUND'S INVESTMENT GOAL


The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The fund is expected to have relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses for the fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


The fund has a name which suggests a focus on investments in the common stocks of small-capitalization companies. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus

 8                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


The fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS



The fund will disclose its complete calendar quarter-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The fund also will disclose on the fund's website its largest ten holdings no earlier than 15 days after the end of each month. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI; and (ii) on the fund's website.


THE HARTFORD MUTUAL FUNDS                                                      9

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to the fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $268.4 billion in assets as of June 30, 2005. At the same time, HIFSCO had over $26.7 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The fund relies on an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those shareholders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of Hartford's variable annuity and mutual fund operations related to market timing, and the SEC's Division of Enforcement is investigating aspects of Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office, and other regulatory agencies.



While no enforcement actions have been initiated against Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, the Company recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to The Hartford of these matters may exceed or be below the reserve amount, perhaps by a significant amount. The Hartford does not expect any such action to result in a material adverse effect on the fund. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, The Hartford Mutual Funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.


In addition, The Hartford Mutual Funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds'

 10                                                    THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND
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investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the fund.

THE INVESTMENT SUB-ADVISERS



Jennison Associates LLC ("Jennison") is an investment sub-adviser to the fund. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Jennison provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker-dealers. Founded in 1969, Jennison managed approximately $68.7 billion in assets as of August 31, 2005. Jennison is located at 466 Lexington Avenue, New York, New York 10017.



Oberweis Asset Management, Inc. ("Oberweis") is an investment sub-adviser to the fund. Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532 and is a boutique investment firm that focuses on investments in rapidly growing firms. Established in 1989, Oberweis provides investment advice to funds, institutions and individual investors on a broad range of investment products. As of July 31, 2005, Oberweis had approximately $1.5 billion in assets under management.


MANAGEMENT FEES


The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         1.05%
Next $500 million                          1.00%
Amount Over $1 billion                     0.95%


Because the fund did not commence operations until September 30, 2005, information is not available regarding fees paid by the fund to HIFSCO.


A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the fund is currently available in the funds' SAI and will be available in the fund's annual report to shareholders covering the period ending October 31, 2005.

PORTFOLIO MANAGERS OF THE FUND


The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers. The following persons have had primary responsibility for the day-to-day management of the fund's portfolio since inception. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.


JENNISON ASSOCIATES LLC Jennison typically follows a team approach in the management of its portfolios, while seeking to preserve individual accountability. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and portfolio managers and analysts meet regularly to review the core portfolio holdings and discuss purchase and sales activity of all accounts in the particular product strategy. The portfolio managers for the portion of the fund allocated to Jennison are supported by members of Jennison's research team, which is comprised of research analysts dedicated to small and mid cap stocks and other investment professionals of Jennison. Team members provide research support and make securities recommendations within their respective areas of expertise. Members of the team may change from time to time.



John P. Mullman and Jason Swiatek are the portfolio managers for the portion of the fund allocated to Jennison. Mr. Mullman generally has final authority over all aspects of the fund's investment portfolio,


THE HARTFORD MUTUAL FUNDS                                                     11

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.



John P. Mullman joined Jennison in August 2000 as a result of the merger of Prudential's public equity asset management capabilities into Jennison's organization and has been managing small cap portfolios since 1996. Mr. Mullman joined Prudential in 1987. Over the course of his career, he has worked with a wide variety of small companies, industries, LBO sponsors and financial intermediaries and has an in-depth knowledge of business assessment and valuation methodologies. Mr. Mullman received a B.A. in Economics from the College of the Holy Cross in 1982 and a M.B.A. from Yale University in 1987. He is also a member of the NYSSA and CFA Institute.



Jason Swiatek joined Jennison as a research analyst in August 2000 as a result of the merger of Prudential's public equity asset management capabilities into Jennison's organization, and was officially named co-manager of Jennison's small cap portfolios in September 2005. Mr. Swiatek joined Prudential in 1995. Prior to joining Prudential, Mr. Swiatek worked at Munistat/PFA, Inc. and the Center for Entrepreneurship. Mr. Swiatek received a B.S. in Finance, summa cum laude, from Canisius College in 1995. He is a member of the NYSSA and CFA Institute.


OBERWEIS ASSET MANAGEMENT, INC. James W. Oberweis, CFA, President and Portfolio Manager of Oberweis, is primarily responsible for the day-to-day management of the portion of the fund's assets allocated to Oberweis. Mr. Oberweis specializes exclusively in managing portfolios of high growth small cap companies. Mr. Oberweis has been Director of the firm since 2003, President since 2001, a Portfolio Manager since 1995, and was Vice President of the firm from 1995 to 2001. Mr. Oberweis is a holder of the Charter Financial Analyst (CFA) designation, and earned an M.B.A. with high honors from the University of Chicago and a B.S. in computer science from the University of Illinois. Mr. Oberweis is a member of the Young Presidents Organization (YPO), the Economic Club of Chicago and the Association for Investment Management and Research
(AIMR).

 12                                                    THE HARTFORD MUTUAL FUNDS

ABOUT YOUR ACCOUNT
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CLASS Y SHARE INVESTOR REQUIREMENTS


Except as described below, the purchase of Class Y shares is limited to the following investors. Individual investors must invest at least $10 million in Class Y shares of the fund. The following types of institutional investors must invest at least $1 million in Class Y shares of the fund: (1) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (2) banks and insurance companies or other large institutional investors; (3) investment companies; (4) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates; (5) non-profit organizations, charitable trusts, foundations and endowments; and (6) trust companies with assets held in a fiduciary, advisory, custodial or similar capacity over which the trust company has full or shared investment discretion. These restrictions may be waived for purchases of Class Y shares by retirement and/or employee benefit plans made through financial institutions (e.g., record keepers or trust companies) that perform participant level record keeping or other administrative services on behalf of such plans provided that such financial institution(s) has/have entered into arrangements for such purposes with the distributor.

COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES")


The distributor and its affiliates may pay, out of their own assets, significant compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the fund's SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the fund attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the fund on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the fund within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the fund and payments for providing extra employee training and information relating to the fund and (2) "marketing support" fees for providing assistance in promoting the sale of the fund's shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that the fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

As of July 14, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A.G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment

THE HARTFORD MUTUAL FUNDS                                                     13

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M & T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Royal Alliance Associates, Inc., Securities America, Inc., Sentra Securities Corp., Spelman & Company Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., US Bancorp Investments Inc, Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the fund's shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the fund's shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the fund attributable to Edward Jones, on assets invested in the fund attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. Because the fund did not commence operations until September 30, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Edward Jones.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services. Because the fund did not commence operations until September 30, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by the distributor or its affiliates to Financial Intermediaries.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If the fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for the fund is $1 million ($10 million if you do not qualify as one of the types of institutional investors listed above), although this minimum may be waived at the discretion of the funds' officers.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4 Make your initial investment selection.

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     15

BUYING SHARES

 BY CHECK
              OPENING AN ACCOUNT
  [CHECK      - Make out a check for the investment amount,
  GRAPHIC]      payable to "The Hartford Mutual Funds."
              - Deliver the check and your completed
                application to your financial representative,
                plan administrator or mail to the address
                listed below.
 BY EXCHANGE

              - Call your financial representative, plan
  [ARROW        administrator or the transfer agent at the
  GRAPHIC]      number below to request an exchange.
 BY WIRE
              - Deliver your completed application to your
  [COMPUTER     financial representative, or mail it to the
  GRAPHIC]      address below.
              - Obtain your account number by calling your
                financial representative or the phone number
                below.
              - Instruct your bank to wire the amount of your
                investment to:
                  U.S. Bank National Association
                  ABA #091000022, credit account no
                  1-702-2514-1341
                  The Hartford Mutual Funds Purchase Account
                  For further credit to: (your name)
                  Hartford Mutual Funds Account Number:
                  (your account number)
              Specify the fund name, your choice of share
              class, the new account number and the name(s)
              in which the account is registered. Your bank
              may charge a fee to wire funds.
 BY PHONE
              - See "By Wire" and "By Exchange"
  [PHONE
  GRAPHIC]

 BY CHECK
              ADDING TO AN ACCOUNT
  [CHECK      - Make out a check for the investment amount, payable to "The Hartford Mutual Funds."
  GRAPHIC]    - Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.
              - Deliver the check and your investment slip or note to your financial representative, plan administrator or mail to the address listed below.
 BY EXCHANGE
              - Call your financial representative, plan administrator or the transfer agent at the number below
  [ARROW        to request an exchange.
  GRAPHIC]
 BY WIRE
              - Instruct your bank to wire the amount of your investment to:
  [COMPUTER       U.S. Bank National Association
  GRAPHIC]        ABA #091000022, credit account no.
                  1-702-2514-1341
                  The Hartford Mutual Funds Purchase Account
                  For further credit to: (your name)
                  Hartford Mutual Funds Account Number:
                  (your account number)
              Specify the fund name, your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.
 BY PHONE
              - Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.
  [PHONE      - Complete the "Telephone Exchanges and Telephone Redemption" and "Bank Account or Credit Union
  GRAPHIC]      Information" sections on your account application.
              - Call the transfer agent at the number below to verify that these features are in place on your account.
              - Tell the transfer agent representative the fund name, your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services."

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 16                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
              - Write a letter of instruction or complete a power of attorney indicating the fund name, your share
  [LETTER       class, your account number, the name(s) in which the account is registered and the dollar value or
  GRAPHIC]      number of shares you wish to sell.
              - Include all signatures and any additional documents that may be required (see "Selling Shares in
                Writing").
              - Mail the materials to the address below.
              - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption proceeds.

 BY PHONE
              - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE      - To place your order with a representative, call the transfer agent at the number below between 8
  GRAPHIC]      A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.
                Orders received after 4 P.M. Eastern Time (3 P.M. Central Time) will receive the next business day's offering price.
              - For automated service 24 hours a day using your touch-tone phone, call the number shown below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
              - Fill out the "Telephone Exchanges and Telephone Redemption" and "Bank Account or Credit Union
  [COMPUTER     Information" sections of your new account application.
  GRAPHIC]    - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.
              - Amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service.
              - Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service. Wire transfers are available upon request.
              - Phone requests are limited to amounts up to $50,000 in a 7-day period.

 BY EXCHANGE
              - Obtain a current prospectus for the fund into which you are exchanging by calling your financial
  [ARROW        representative or the transfer agent at the number below.
  GRAPHIC]    - Call your financial representative or the transfer agent to request an exchange.

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     17

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 18                                                    THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities (such as certain of the small capitalization stocks in which the fund invests); and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund's shares is determined only on business days of the fund, the value of the portfolio securities of the fund may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the fund's Board of Directors. Generally, the fund may use fair valuation in regards to debt securities when the fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES


When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS


The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

THE HARTFORD MUTUAL FUNDS                                                     19

TRANSACTION POLICIES
--------------------------------------------------------------------------------

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the fund in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the fund.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the fund may consider an investor's trading history in any of The Hartford Mutual Funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the fund to permit only two "substantive round trips" by an investor within the fund within a 90-day period. A substantive round trip is an exchange out and back into the fund or a redemption out and purchase of the fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the fund's transfer agent shall terminate the registered representative's exchange privileges in the fund. Automatic programs offered by the fund such as dividend diversification are exempt from the policy described above.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

The fund's policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund. Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the fund is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the fund will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the fund's transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the fund's policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the fund's ability to identify and deter frequent purchases and redemptions of fund shares through omnibus accounts is limited, and the fund's success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the fund's fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.




SALES IN ADVANCE OF PURCHASE PAYMENTS



When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

THE HARTFORD MUTUAL FUNDS                                                     21

TRANSACTION POLICIES
--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the fund are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

The fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the fund's gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from the fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

 22                                                    THE HARTFORD MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the fund did not commence operations until September 30, 2005, no financial highlight information is available for the fund.

THE HARTFORD MUTUAL FUNDS                                                     23

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.
When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

 24                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.
PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:


American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


THE HARTFORD MUTUAL FUNDS                                                     25

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------



                                                    CLASS    FUND     CUSIP
NAME                                                SHARES   CODE    NUMBER     SYMBOL
----                                                ------   ----   ---------   ------
The Hartford Select SmallCap Growth Fund              Y      1251   416648434    N/A


 26                                                    THE HARTFORD MUTUAL FUNDS

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FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund did not commence operations until September 30, 2005, the fund has not yet delivered an annual or semi-annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge, on the fund's website at www.hartfordinvestor.com. The fund will make available its annual/semi-annual reports free of charge on the fund's website when such reports become available.


To request a free copy of the current SAI or annual/ semi-annual reports when they become available, or for shareholder inquiries or other information about the fund, please contact the fund at:


BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


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SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                    THE HARTFORD SELECT SMALLCAP GROWTH FUND

                                 P.O. Box 64387
                            St. Paul, MN 55164-0387

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the corresponding prospectus for the Fund and class thereof. A free copy of each prospectus is available upon request by writing to:
The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387, by calling 1-888-843-7824, or, on the Fund's website at www.hartfordinvestor.com.

Date of Prospectuses:  September 30, 2005
Date of Statement of Additional Information: September 30, 2005

TABLE OF CONTENTS                                                          PAGE
GENERAL INFORMATION......................................................... 1
INVESTMENT OBJECTIVES AND POLICIES.......................................... 1
FUND MANAGEMENT............................................................ 16
INVESTMENT MANAGEMENT ARRANGEMENTS......................................... 26
PORTFOLIO MANAGERS......................................................... 30
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................... 33
FUND EXPENSES.............................................................. 34
DISTRIBUTION ARRANGEMENTS.................................................. 34
PURCHASE AND REDEMPTION OF SHARES.......................................... 38
DETERMINATION OF NET ASSET VALUE........................................... 41
CAPITALIZATION AND VOTING RIGHTS........................................... 42
TAXES...................................................................... 43
PRINCIPAL UNDERWRITER...................................................... 47
CUSTODIAN.................................................................. 47
TRANSFER AGENT............................................................. 47
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................. 47
OTHER INFORMATION.......................................................... 47
PROXY VOTING POLICIES AND PROCEDURES....................................... 47
FINANCIAL STATEMENTS....................................................... 48

APPENDIX A................................................................ A-1

APPENDIX B................................................................ B-1

                               GENERAL INFORMATION

      The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of forty-four separate investment portfolios or mutual funds. This SAI relates to The Hartford Select SmallCap Growth Fund (the "Fund"). The Company was organized as a Maryland corporation on March 21, 1996. The Company issues series of shares of stock for the Fund representing a fractional undivided interest in the Fund. The Fund issues shares in four different classes: Class A, Class B, Class C and Class Y. Class A, Class B and Class C shares are offered through one prospectus describing those classes. Class Y shares are offered through a separate prospectus describing that class. This SAI relates to Class A, Class B, Class C and Class Y shares.


      Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager and principal underwriter to the Fund. HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $268.4 billion in assets as of June 30, 2005. In addition, Jennison Associates LLC ("Jennison") and Oberweis Asset Management, Inc. ("Oberweis") (each a "sub-adviser" and together, the "sub-advisers") are sub-advisers to the Fund and provide the day-to-day investment management of the Fund.



      The Fund commenced operations on September 30, 2005.


      The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company ("Hartford Life") and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.

                       INVESTMENT OBJECTIVES AND POLICIES

      With respect to percentage restrictions on investments described in this SAI or in the prospectuses, if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of such restrictions.

A. FUNDAMENTAL RESTRICTIONS OF THE FUND

      The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund (or a class of the outstanding shares of the Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

      The Fund has elected to be classified as a diversified series of an open-end management investment company.

      The investment objective and principal investment strategies of the Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by the principal non-fundamental restrictions and policies applicable to the Fund.

      The Fund:

      1. will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

      2. will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than

25% of the Fund's total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry;

      3. will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

      4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

      5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

      6. will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

      If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

B. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

      The following restrictions are designated as non-fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders.

      The Fund may not:

      1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

      2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      3. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

      4. Sell securities short except for short sales against the box.

      5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities.

      6. Invest more than 15% of the Fund's net assets in illiquid securities.

      7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

      If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

C. NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

      The Fund must:

      1. Maintain its assets so that, at the close of each quarter of its taxable year,


            (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,



            (b) no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.


      These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Fund's Board of Directors to the extent appropriate in light of changes to applicable tax law requirements.

D. MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS OF THE FUND


      The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectuses. A further description of certain investment strategies used by the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities or bank loans are purchased. If the percentage limitations herein are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the limitations herein.


      Certain descriptions in the prospectuses of the Fund and in this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that a sub-adviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

      NEW FUND RISKS The Fund is a new fund, without any operating history, which may result in additional risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors of the Company may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

      MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the Fund's sub-advisers, subject to the overall supervision of HIFSCO. The Fund may invest up to 100% of its total assets in cash or money market instruments only for temporary defensive purposes.

      Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

      REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

      The Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-advisers the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

      A sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

      REVERSE REPURCHASE AGREEMENTS The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value.

      INFLATION-PROTECTED DEBT SECURITIES The Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

      The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

      Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

      DEBT SECURITIES The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities, (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers, and (6) commercial mortgage-backed securities.

      INVESTMENT GRADE DEBT SECURITIES The Fund is permitted to invest in debt securities rated within the four highest rating categories (e.g., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P") (or, if unrated, securities of comparable quality as determined by a sub-adviser). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by a sub-adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that the Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

      HIGH YIELD-HIGH RISK DEBT SECURITIES The Fund is permitted to invest in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or, if unrated, securities determined to be of comparable quality by a sub-adviser.

      Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth in Appendix A to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

      MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations. The Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

      The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

      The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., the Fund ) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

      Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

      CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

      ASSET-BACKED SECURITIES The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      STRUCTURED NOTES The Fund may invest up to 5% of its total assets in structured notes. The values of the structured notes in which the Fund will invest are linked to equity securities or equity indices ("reference instruments"). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

      Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

      EQUITY SECURITIES The Fund may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

      SMALL CAPITALIZATION SECURITIES The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.


      FOREIGN ISSUERS AND BORROWERS AND NON-DOLLAR SECURITIES Foreign issuers and borrowers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and
(3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities and loans are securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

      The Fund is permitted to invest a portion of its assets in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, a sub-adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.


      The Fund may invest in debt exchangeable for common stock, debt or equity linked notes and similar linked securities (e.g., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

      The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


      Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers and borrowers. Less information may be available about foreign issuers and borrowers compared with U.S. issuers and borrowers. For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers. In addition, the values of non-dollar securities and loans are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.


      Investing in foreign government debt securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

      From time to time, the Fund may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

      CURRENCY TRANSACTIONS The Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value and, to a lesser extent, to enhance returns. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

      Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

      The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy.

      The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

      OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. The Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

      The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

      The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if the Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if the Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

      Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. The Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

      The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

      The Fund may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

      The Fund may only write covered options. See "Asset Coverage" below.

      A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      The Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

      The Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

      The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. The Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

      The Fund may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

      The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

      Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

      To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund's net asset value, after taking into account the unrealized gains and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

      Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of a sub-adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover,
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position,
(5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

      SWAP AGREEMENTS The Fund may enter into currency swaps, interest rate swaps, swaps on specific securities, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

      Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Another example would be for the Fund to exchange interest payments for inflation - linked payments. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

      The Fund usually enters into interest rate swaps on a net basis. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If the

Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by a sub-adviser be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

      The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms a sub-adviser, as appropriate, believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission ("SEC") to be illiquid.

      The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on a sub-adviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if a sub-adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

      ILLIQUID INVESTMENTS The Fund is permitted to invest in illiquid securities or other illiquid investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when a sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on the Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure requirements and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors.

      Under current interpretations of the SEC Staff, the following types of investments in which the Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities or investments in which the Fund may invest that are not readily marketable.

      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if a sub-adviser deems it advisable. Distributions attributable to any gains realized on such a sale would be taxable to shareholders. At the time the Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

      REITs The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

      Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

      LENDING PORTFOLIO SECURITIES Subject to its investment restrictions, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Fund's Board of Directors, the Fund may use or invest any cash collateral at its own risk and for its own benefit. While the securities are on loan, the borrower will pay the respective Fund any income accruing thereon.

      Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by the Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

      ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

      BORROWING The Fund may borrow money to the extent set forth under its investment restrictions. The Fund does not intend to borrow for leverage purposes, except as may be set forth under its investment restrictions. Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.


      DISCLOSURE OF PORTFOLIO HOLDINGS The Fund will disclose its complete calendar quarter-end portfolio holdings on the Fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The Fund also will disclose on the Fund's website its largest ten holdings no earlier than 15 days after the end of each month. This information will remain accessible until the next schedule appears on the website.


      The Fund, the Fund's investment manager, the Fund's distributor (collectively "Hartford") or the Fund's investment sub-advisers also disclose portfolio holdings on a more frequent basis as necessary in connection with the day-to-day operations and management of the Fund in accordance with the following requirements. Each portfolio holdings disclosure arrangement or practice must be approved in advance by the Fund's chief compliance officer, based on a finding that the Fund has a legitimate business purpose for the arrangement or practice, and that it is in the interest of Fund shareholders, and must be subject to an appropriate confidentiality agreement, approved by the Fund's chief compliance officer.

      Portfolio holdings are disclosed to the Fund's custodian, securities lending agents, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the Fund, and only in accordance with the above requirements.

      Portfolio holdings may also be disclosed to persons assisting the Fund or its sub-advisers in the voting of proxies and to the Fund's bank lenders. In connection with managing the Fund, the Fund's investment manager or sub-advisers may disclose the Fund's portfolio holdings to third-party vendors that provide analytical systems services to the Fund's investment manager or sub-advisers on behalf of the Fund, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers. From time to time, the Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation. With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.

      The Fund has entered into ongoing arrangements to disclose portfolio holdings to the following entities:

      State Street Bank and Trust Company (the Fund's Custodian)
      FactSet Research Systems, Inc.
      Lipper Inc.
      Bowne & Co., Inc. - Financial printers
      Ernst & Young LLP (the Fund's Independent Registered Public Accounting
        Firm)

      Portfolio holdings are disclosed at various times to State Street Bank and Trust Company and Lipper Inc., respectively, in order to fulfill their obligations to the Fund. Portfolio holdings are disclosed on a daily basis to the Fund's custodian; State Street Bank and Trust Company - Portfolio Accounting System (PAS) and FactSet Research Systems, Inc. Portfolio holdings are disclosed to Lipper Inc. on a monthly basis, with a lag time of two business days. Portfolio holdings are also disclosed to Lipper Inc. on a quarterly basis, with a lag time of five business days. Portfolio holdings are disclosed to the Fund's independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Fund's independent registered public accounting firm to provide services to the Fund, with no lag time.

      Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Fund may disclose one or more of its portfolio securities to the party effecting the transaction or providing the information. In these cases, the Fund's chief compliance officer may waive the requirement of a formal confidentiality agreement, based on a finding that the broker-dealer is otherwise subject by law to a duty to maintain the confidentiality of the information and not to trade on non-public information, and, to the knowledge of the Fund's chief compliance officer, has not misused the information in the past.

      Subject to the procedures described below, Hartford or its sub-advisers may provide oral or written information ("portfolio commentary") about the Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Hartford or its sub-advisers may also provide oral or written information ("statistical information") about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about the Fund may be based on the Fund's most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisers. The content and nature of the information provided to each of these persons may differ.

      In advance of Hartford or any sub-adviser providing "portfolio commentary" or "statistical information," the proposed arrangement or practice must be approved by the Fund's chief compliance officer upon a finding that such arrangement/practice is for a legitimate business purpose and in the interest of Fund shareholders. If the arrangement involves disclosure of "portfolio holdings information" within the meaning of the SEC rules, disclosure of such information must be approved by the Fund's chief compliance officer in accordance with the standards described above for disclosing portfolio holdings information.

      Hartford and its sub-advisers have implemented procedures reasonably designed to ensure that (1) any disclosure of the Fund's portfolio securities is made pursuant to a practice or arrangement approved by the Fund's chief compliance officer; (2) personnel who are in a position to disclose Fund portfolio holdings are appropriately trained to comply with the Fund's policies regarding the disclosure of portfolio holdings and (3) each decision to approve a proposed disclosure arrangement or practice by the appropriate parties is documented in reasonable detail by the Fund's chief compliance officer or his/her designee.

      In no event will the Hartford or its sub-advisers or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.

      The Fund's chief compliance officer will exercise oversight of disclosures of the Fund's portfolio holdings. It is the duty of the Fund's chief compliance officer to ensure that all disclosures of the portfolio holdings of the Fund are for a legitimate business purpose and in the best interests of the Fund's shareholders, and in accordance with appropriate confidentiality arrangements. The Fund's chief compliance officer is also responsible for addressing conflicts of interest between the interests of Fund shareholders, on the one hand, and the interests of the Fund's investment manager, investment sub-advisers, principal underwriter, or any affiliated person of the Fund, its investment manager, investment sub-advisers, or its principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the Fund's chief compliance officer.

      The Board of Directors of the Fund reviews and approves the Fund's policy on disclosure of portfolio holdings. The chief compliance officer of the investment manager will provide summaries of all newly approved portfolio holdings disclosure arrangements and practices, including information about the identities of the parties receiving such information, the reason for the disclosure, and the confidentiality agreements in place, to the Board of Directors of the Fund at the next occurring regular Board meeting. The chief compliance officer of the Fund and of the investment manager are responsible for reporting exceptions to and violations of this policy to the Board of Directors of the Fund at the next occurring regular Board meeting. There can be no assurance, however, that the Fund's portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

                                 FUND MANAGEMENT

      The Company has a Board of Directors, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. The following tables set forth various information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and the Company's officers.

NON-INTERESTED DIRECTORS


                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------   ---------------
LYNN S. BIRDSONG                 Director       Since 2003    Since 1981, Mr. Birdsong has been        85       Mr. Birdsong is
(age 59)                                                      a partner in Birdsong Company, an                 a Director of
c/o Hartford Mutual Funds                                     advertising specialty firm. Since                 The Japan Fund.
P.O. Box 2999                                                 2003, Mr. Birdsong has been an
Hartford, CT 06104-2999                                       independent director of The Japan
                                                              Fund. From 2003 to March 2005, Mr.
                                                              Birdsong was an independent
                                                              director of the Atlantic Whitehall
                                                              Funds. From 1979 to 2002, Mr.
                                                              Birdsong was a managing director of
                                                              Zurich Scudder Investments, an
                                                              investment management firm. During
                                                              his employment with Scudder, Mr.
                                                              Birdsong was an interested director
                                                              of the Japan Fund. He is also a
                                                              Director of The Hartford Mutual
                                                              Funds II, Inc., The Hartford Income
                                                              Shares Fund, Inc., Hartford Series
                                                              Fund, Inc. and Hartford HLS Series
                                                              Fund II, Inc.

DR. ROBERT M. GAVIN              Director and   Director      Dr. Gavin is an educational              85             N/A
(age 65)                         Chairman of    since 2002    consultant. Prior to September 1,
c/o Hartford Mutual Funds        the Board                    2001, he was President of
P.O. Box 2999                                   Chairman of   Cranbrook Education Community;
Hartford, CT 06104-2999                         the Board     and prior to July 1996, he was
                                                since 2004    President of Macalester College,
                                                              St. Paul, Minnesota.  He is also
                                                              a Director and Chairman of the
                                                              Board of Directors of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.

NON-INTERESTED DIRECTORS


                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------    -------------
DUANE E. HILL                    Director       Since 2001    Mr. Hill is Partner Emeritus and         85             N/A
(age 60)                                                      a founding partner of TSG Capital
c/o Hartford Mutual Funds                                     Group, a private equity
P.O. Box 2999                                                 investment firm that serves as
Hartford, CT 06104-2999                                       sponsor and lead investor in
                                                              leveraged buyouts of middle
                                                              market companies. Mr. Hill is
                                                              also a Partner of TSG Ventures
                                                              L.P., a private equity investment
                                                              company that invests primarily in
                                                              minority-owned small businesses.
                                                              He is also a Director of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.

SANDRA S. JAFFEE                 Director       Since 2005(1) Ms. Jaffee is Chief Executive            85             N/A
(age 63)                                                      Officer of Searchspace Group, a
c/o Hartford Mutual Funds                                     leading provider of
P.O. Box 2999                                                 compliance/regulatory technology
Hartford, CT  06104-2999                                      to financial institutions. Ms. Jaffee
                                                              served as an Entrepreneur in Residence
                                                              with Warburg Pincus, a private equity
                                                              firm, from August 2004 to August 2005.
                                                              From September 1995 to July 2004, Ms.
                                                              Jaffee served as Executive Vice
                                                              President at Citigroup, where she was
                                                              President and CEO of Citibank's Global
                                                              Securities Services (1995-2003). Ms
                                                              Jaffee is also a Director of The
                                                              Hartford Mutual Funds II, Inc., The
                                                              Hartford Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc., and
                                                              Hartford HLS Series Fund II, Inc.

WILLIAM P. JOHNSTON              Director       Since 2005    Mr. Johnston joined the Board of         85       Mr. Johnston is
(age 61)                                                      Directors of Renal Care Group,                    Chairman of the
c/o Hartford Mutual Funds                                     Inc. in November 2002 and has                     Board of
P.O. Box 2999                                                 served as Chairman of the Board                   Directors of
Hartford, CT  06104-2999                                      since March 2003.  From August                    Renal Care
                                                              2001 until December 2002, Mr.                     Group, Inc.
                                                              Johnston was Managing Director of
                                                              SunTrust Robinson Humphrey, the
                                                              investment banking division of
                                                              SunTrust Banks, Inc.  From 1998
                                                              through 2001, Mr. Johnston was
                                                              Vice Chairman of the investment
                                                              banking affiliate of SunTrust
                                                              Banks, Inc., where he also served
                                                              as Chief Executive Officer from
                                                              1998 through April 2000.  Mr.
                                                              Johnston is also a Director of
                                                              The Hartford Mutual Funds II,
                                                              Inc., The Hartford Income Shares
                                                              Fund, Inc., Hartford Series Fund,
                                                              Inc. and Hartford HLS Series Fund
                                                              II, Inc.

NON-INTERESTED DIRECTORS


                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------    -------------
PHILLIP O. PETERSON              Director       Since 2002    Mr. Peterson is a mutual fund            85             N/A
(age 60)                                                      industry consultant. He was a
c/o Hartford Mutual Funds                                     partner of KPMG LLP until July
P.O. Box 2999                                                 1999. From January 2004 to April
Hartford, CT 06104-2999                                       2005, Mr. Peterson served as
                                                              Independent President of the Strong
                                                              Mutual Funds. He is also a Director of
                                                              The Hartford Mutual Funds II, Inc., The
                                                              Hartford Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and Hartford
                                                              HLS Series Fund II, Inc.

LEMMA W. SENBET                  Director       Since 2005    Dr. Senbet is the William E.             85             N/A
(age 58)                                                      Mayer Chair Professor of Finance
c/o Hartford Mutual Funds                                     and Chair of the Finance
P.O. Box 2999                                                 Department at the University of
Hartford, CT 06104-2999                                       Maryland, Robert H. Smith School
                                                              of Business, which he joined in
                                                              September 1997.  In addition, Dr.
                                                              Senbet previously served as an
                                                              independent director of the
                                                              Fortis Funds from March 2000
                                                              until July 2002.  He is also a
                                                              Director of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.


(1) Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc., an unaffiliated third party corporate governance research service company ("ISS"), and serves as a Director of ISS and as a member of the Executive Committee of the Board of Directors of ISS. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to one or more of the sub-advisers.

*Term of Office: Each Director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------   ---------------
THOMAS M. MARRA**                Director       Since 2002    Mr. Marra is President and Chief         85       Mr. Marra is a
(age 47)                                                      Operating Officer of Hartford                     member of the
c/o Hartford Mutual Funds                                     Life, Inc. He is also a member of                 Board of
P.O. Box 2999                                                 the Board of Directors and a                      Directors of
Hartford, CT 06104-2999                                       member of the Office of the                       The Hartford.
                                                              Chairman for The Hartford
                                                              Financial Services Group, Inc.
                                                              ("The Hartford"), the parent
                                                              company of Hartford Life. Mr.
                                                              Marra was named President of
                                                              Hartford Life in 2001 and COO in
                                                              2000, and served as Director of
                                                              Hartford Life's Investment
                                                              Products Division from 1998 to
                                                              2000.  Mr. Marra is also a
                                                              Managing Member and President of
                                                              Hartford Investment Financial
                                                              Services, LLC ("HIFSCO") and HL
                                                              Investment Advisors, LLC ("HL
                                                              Advisors"). He served as Chairman
                                                              of the Board of the Company from
                                                              2002 to 2004. He currently also
                                                              serves as a Director of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc. and served as Chairman of
                                                              the Board of these companies from
                                                              2002 to 2004.

LOWNDES A. SMITH**               Director       Since 1996    Mr. Smith served as Vice Chairman        85       Mr. Smith is a
(age 65)                                                      of The Hartford from February                     Director of
c/o Hartford Mutual Funds                                     1997 to January 2002, as                          White Mountains
P.O. Box 2999                                                 President and Chief Executive                     Insurance
Hartford, CT 06104-2999                                       Officer of Hartford Life, Inc.                    Group, Ltd.
                                                              from February 1997 to January
                                                              2002, and as President and Chief
                                                              Operating Officer of The Hartford
                                                              Life Insurance Companies from
                                                              January 1989 to January 2002.
                                                              Mr. Smith is also a Director of
                                                              The Hartford Mutual Funds II,
                                                              Inc., The Hartford Income Shares
                                                              Fund, Inc., Hartford Series Fund,
                                                              Inc. and Hartford HLS Series Fund
                                                              II, Inc.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------    -------------
DAVID M. ZNAMIEROWSKI**          President,     Since 1999(1) Mr. Znamierowski currently serves        84             N/A
(age 45)                         Chief                        as President of Hartford
c/o Hartford Mutual Funds        Executive                    Investment Management Company
P.O. Box 2999                    Officer and                  ("Hartford Investment
Hartford, CT 06104-2999          Director                     Management"), Executive Vice
                                                              President and Chief Investment
                                                              Officer for Hartford Life, Inc.,
                                                              and Executive Vice President and
                                                              Chief Investment Officer for
                                                              Hartford Life Insurance Company.
                                                              Mr. Znamierowski is also a
                                                              Managing Member and Executive
                                                              Vice President and Chief
                                                              Investment Officer of HIFSCO and
                                                              HL Advisors. Mr. Znamierowski is
                                                              Executive Vice President and
                                                              Chief Investment Officer for The
                                                              Hartford. In addition, he serves
                                                              as a Director of The Hartford
                                                              Mutual Funds II, Inc., Hartford
                                                              Series Fund, Inc. and Hartford
                                                              HLS Series Fund II, Inc. and as
                                                              President and Chief Executive
                                                              Officer of  The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.

WILLIAM H. DAVISON, JR.          Vice           Since 2002    Mr. Davison is a Managing               N/A             N/A
(age 48)                         President                    Director and Director of the
c/o Hartford Mutual Funds                                     Funds Management Group of
P.O. Box 2999                                                 Hartford Investment Management.
Hartford, CT 06104-2999                                       Mr. Davison is a Senior Vice
                                                              President of HIFSCO and HL
                                                              Advisors.  In addition, he serves
                                                              as a Vice President of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------    -------------
TAMARA L. FAGELY                 Vice           Since 2002    Ms. Fagely has been Vice                N/A             N/A
(age 47)                         President,                   President of HASCO since 1998.
c/o Hartford Mutual Funds        Controller                   Prior  to 1998, she was Second
500 Bielenberg Drive             and Treasurer                Vice President of HASCO.
Woodbury, MN 55125                                            Currently, Ms. Fagely is a Vice
                                                              President of Hartford Life
                                                              Insurance Company. She served as
                                                              Assistant Vice President of
                                                              Hartford Life Insurance Company
                                                              from December 2001 through May
                                                              2005. In addition, she is
                                                              Controller of HIFSCO and Vice
                                                              President, Controller and
                                                              Treasurer of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.

MARY JANE FORTIN                 Vice           Since 2003    Ms. Fortin is Senior Vice               N/A             N/A
(age 41)                         President                    President and  Director of Mutual
c/o Hartford Mutual Funds                                     Funds and 529 Programs for
P.O. Box 2999                                                 Hartford Life. She also serves as
Hartford, CT  06104-2999                                      Vice President of HL Advisors and
                                                              HIFSCO. In addition, she is a
                                                              Vice President of The Hartford
                                                              Mutual Funds II, Inc., The
                                                              Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc. Previously, Ms. Fortin
                                                              served as Senior Vice President
                                                              and Chief Accounting Officer of
                                                              Hartford Life. She joined
                                                              Hartford Life in 1997.

GEORGE R. JAY                    Vice           Since 1996    Mr. Jay serves as Assistant Vice        N/A             N/A
(age 53)                         President                    President of Hartford Life
c/o Hartford Mutual Funds        and Chief                    Insurance Company. He also serves
P.O. Box 2999                    Compliance                   as Chief Broker/Dealer Compliance
Hartford, CT  06104-2999         Officer                      Officer for HIFSCO and Vice
                                                              President and Chief Compliance
                                                              Officer of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.



OFFICERS AND INTERESTED DIRECTORS


                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------    -------------
STEPHEN T. JOYCE                 Vice           Since 2000    Mr. Joyce currently serves as           N/A             N/A
(age 46)                         President                    Senior Vice President and
c/o Hartford Mutual Funds                                     Director of the Institutional
P.O. Box 2999                                                 Solutions Group for Hartford Life
Hartford, CT  06104-2999                                      Insurance Company. Mr. Joyce is
                                                              also a Senior Vice President of
                                                              HL Advisors and a Vice President
                                                              of The Hartford Mutual Funds II,
                                                              Inc., The Hartford Income Shares
                                                              Fund, Inc., Hartford Series Fund,
                                                              Inc. and Hartford HLS Series Fund
                                                              II, Inc. Previously, he served as
                                                              Vice President (1997-1999) and
                                                              Assistant Vice President
                                                              (1994-1997) of Hartford Life
                                                              Insurance Company.

EDWARD P. MACDONALD              Vice           Since 2005    Mr. Macdonald serves as Assistant       N/A             N/A
(age 38)                         President                    General Counsel of The Hartford.
c/o Hartford Mutual Funds        and Secretary                Additionally, Mr. Macdonald
P.O. Box 2999                                                 serves as Vice President and
Hartford, CT 06104-2999                                       Secretary for The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.
                                                              Prior to joining The Hartford in
                                                              2005, Mr. Macdonald was with
                                                              Prudential Financial (formerly
                                                              American Skandia Investment
                                                              Services, Inc.) where he served
                                                              as Chief Counsel, Investment
                                                              Management (July 2002 to March
                                                              2005); Senior Counsel, Securities
                                                              (September 2000 to June 2002);
                                                              Counsel (December 1999 to August
                                                              2000); and Senior Associate of
                                                              Counsel (April 1999 to December
                                                              1999).

DENISE A. SETTIMI                Vice           Since 2005    Ms. Settimi currently serves as         N/A             N/A
(age 44)                         President                    Vice President Securities
c/o Hartford Mutual Funds                                     Operations of HASCO. Previously,
500 Bielenberg Drive                                          Ms. Settimi was with American
Woodbury, MN 55125                                            Express Financial Advisors, where
                                                              she was Director of Retirement
                                                              Plan Services from 1997 to 2003.
                                                              In addition, she is a Vice
                                                              President of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.



OFFICERS AND INTERESTED DIRECTORS

                                                                                                   NUMBER OF
                                                  TERM OF                                          PORTFOLIOS
                                  POSITION        OFFICE*                                           IN FUND          OTHER
                                  HELD WITH      AND LENGTH                                         COMPLEX      DIRECTORSHIPS
                                     THE          OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN        HELD BY
  NAME, AGE AND ADDRESS            COMPANY         SERVED            DURING PAST 5 YEARS          BY DIRECTOR       DIRECTOR
--------------------------       ------------   -----------   ---------------------------------   -----------   ---------------
JOHN C. WALTERS                  Vice           Since 2000    Mr. Walters serves as Executive         N/A             N/A
(age 43)                         President      (1)           Vice President and Director of
c/o Hartford Mutual Funds                                     the Investment Products Division
P.O. Box 2999                                                 of Hartford Life Insurance
Hartford, CT 06104-2999                                       Company.  Mr. Walters is also a
                                                              Managing Member and Executive
                                                              Vice President of HIFSCO and HL
                                                              Advisors. In addition, he is Vice
                                                              President of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.
                                                              Previously, Mr. Walters was with
                                                              First Union Securities.

(1) Mr. Znamierowski has served as President of The Hartford Mutual Funds, Inc. from 1999 to date and as Chief Executive Officer of the Company from 2005 to date, with the exception of February 1, 2005 to March 27, 2005, when Mr. Walters served in those capacities.

*Term of Office: Each officer and Director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.


            STANDING COMMITTEES. The Board of Directors has established an Audit Committee, a Nominating Committee, a Litigation Committee and an Investment Committee. The Audit Committee and Nominating Committee are made up of those directors who are not "interested persons" of the Company, except for William P. Johnston and Lemma W. Senbet. The Litigation Committee is made up of the following directors: Robert M. Gavin, Lynn S. Birdsong, Duane E. Hill and Sandra S. Jaffee. The function of the Audit Committee is to (i) oversee the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) assist the Board in its oversight of the qualifications, independence and performance of the Fund's independent registered public accounting firm; the quality, objectivity and integrity of the Fund's financial statements and the independent audit thereof; and the performance of the Company's internal audit function, and (iii) act as a liaison between the Fund's independent registered public accounting firm and the full Board of Directors. The Nominating Committee screens and selects candidates to the Board of Directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Litigation Committee manages any legal actions that are brought by, on behalf of or against the Fund, its Board of Directors and/or the members thereof that are not "interested persons" of the Fund as defined in the 1940 Act. The Investment Committee, which was established on February 1, 2005, is made up of all directors of the Company, except for William P. Johnston and Lemma W. Senbet. The Investment Committee assists the Board in its oversight of the Fund's investment performance and related matters. The Audit Committee, Nominating Committee and Litigation Committee met four times, three times and two times, respectively, during the fiscal year ended October 31, 2004.



            All directors and officers of The Hartford Mutual Funds, Inc., except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Investment Advisors, LLC serves as investment adviser. In addition to being a director of The Hartford Mutual Funds, Inc. and an officer of the Company, Mr. Znamierowski is also a director of three other registered investment company in the fund complex and an officer of four other registered investment companies in the fund complex.

      The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2004 (i) in the Fund and
(ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS


                                                                                          AGGREGATE DOLLAR RANGE
                                                                                          OF EQUITY SECURITIES IN
                                                                                         ALL REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN
                                        DOLLAR RANGE OF EQUITY SECURITIES                BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                                   IN THE FUND                             INVESTMENT COMPANIES
Lynn S. Birdsong                                       N/A                                    $10,001-$50,000

Dr. Robert M. Gavin                                    N/A                                      Over $100,000

Duane E. Hill                                          N/A                                         None

Sandra S. Jafee(1)                                     N/A                                          N/A

William P. Johnston(2)                                 N/A                                          N/A

Phillip O. Peterson                                    N/A                                    $10,001-$50,000

Lemma W. Senbet(3)                                     N/A                                          N/A




(1) Appointed a director of The Hartford Mutual Funds, Inc. on February 1, 2005 and subsequently elected a director of the Company on September 7, 2005.




(2)   Elected a director of The Hartford Mutual Funds, Inc. on September 7,
      2005.



(3)   Appointed a director of The Hartford Mutual Funds, Inc. on September 13,
      2005.


INTERESTED DIRECTORS

                                                                                          AGGREGATE DOLLAR RANGE
                                                                                          OF EQUITY SECURITIES IN
                                                                                         ALL REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN
                                        DOLLAR RANGE OF EQUITY SECURITIES                BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                                   IN THE FUND                             INVESTMENT COMPANIES
Thomas M. Marra                                        N/A                                     Over $100,000

Lowndes A. Smith                                       N/A                                     Over $100,000

David M. Znamierowski                                  N/A                                    $10,001-$50,000

      COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended October 31, 2004 and certain other information.

                                                   Pension Or
                                 Aggregate         Retirement                            Total Compensation
                               Compensation     Benefits Accrued      Estimated Annual    From the Company
                                 From the        As Part Of Fund        Benefits Upon     And Fund Complex
  Name of Person, Position        Company           Expenses             Retirement      Paid To Directors*
-----------------------------  -------------    -----------------     ----------------   ------------------
Lynn S. Birdsong, Director       $27,437               $0                    $0                $121,750

Winifred E. Coleman,             $24,166               $0                    $0                $107,250
Director(1)

Dr. Robert M. Gavin,             $31,952               $0                    $0                $141,750
Director

Duane E. Hill,                   $28,283               $0                    $0                $125,500
Director

Sandra S. Jaffee,                  N/A                 N/A                   N/A                  N/A
Director(2)

William P. Johnston,               N/A                 N/A                   N/A                  N/A
Director(3)

Phillip O. Peterson,             $26,479               $0                    $0                $117,500
Director

Millard H. Pryor, Jr.,           $28,452               $0                    $0                $126,250
Director(4)

Lemma W. Senbet,
Director(5)                        N/A                 N/A                   N/A                  N/A

Lowndes A. Smith,
Director                         $24,732               $0                    $0                $109,750


     *As of October 31, 2004, five registered investment companies in the Complex paid compensation to the directors.

     (1)Retired from Board of Directors of the Company, effective November 4, 2004.


     (2)Appointed a director of The Hartford Mutual Funds, Inc. on February 1, 2005 and subsequently elected a director of the Company on September 7, 2005.



     (3)Elected a director of The Hartford Mutual Funds, Inc. on September 7, 2005.


     (4)Deceased March 1, 2005.


     (5)Appointed a director of The Hartford Mutual Funds, Inc. on September 13, 2005.


     The sales load for Class A shares of the Fund is waived for present and former officers, directors and employees of the Company, The Hartford, Artisan Partners Limited Partnership, Chartwell Investment Partners, L.P., Cramer Rosenthal McGlynn, LLC, Goldman Sachs Asset Management, L.P., Jennison, Northern Capital Management, LLC, Oberweis, Sterling Capital Management LLC, Wellington Management Company, LLP, the transfer agent, and their affiliates. Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Fund and their operations to invest in the Fund.

      The Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


      As of September 1, 2005, the officers and directors of the Company did not beneficially own any class of any shares of the Fund. As of that date, no person held any interest in the Fund equal to 5% or more of outstanding shares of any class.



      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders. As of September 1, 2005, there were no control persons of the Fund.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

      The Company, on behalf of the Fund, has entered into an investment management agreement with HIFSCO. The investment management agreement provides that HIFSCO, subject to the supervision and approval of the Company's Board of Directors, is responsible for the management of the Fund. In addition, HIFSCO provides administrative services to the Company, including, personnel, services, equipment and facilities and office space for proper operation of the Companies. Although HIFSCO, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Company, the Fund pays for these services directly.

      HIFSCO has entered into sub-advisory agreements with Jennison and Oberweis. Under the sub-advisory agreements, subject to the general supervision of the Board of Directors and HIFSCO, Jennison and Oberweis are responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

      The Company relies on an exemptive order from the Securities and Exchange Commission that permits HIFSCO to appoint new sub-advisers, with approval by the Board of Directors and without obtaining approval from those shareholders that participate in the Fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

      The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities.

2. The Company must disclose in its prospectus the existence, substance and effect of the exemptive order. In addition, the Company must hold itself out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HIFSCO has ultimate responsibility (subject to oversight by the Board of Directors) to oversee the sub-advisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new sub-adviser, the shareholders participating in the Fund will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser. HIFSCO will meet this condition by providing shareholders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of
      Schedule 14A under the Securities Exchange Act of 1934, as amended (the "1934 Act"), except as modified by the order to permit aggregate fee disclosure.

4. HIFSCO will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders.

5. At all times, a majority of the Board of Directors of the Company will be directors who are not "interested persons," as that term is defined in
      Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a sub-adviser change is proposed for the Fund with an affiliated sub-adviser, the Board of Directors, including a majority of the Independent Directors, will make a separate finding, reflected in the Board of Directors' minutes, that the change is in the best interests of the Fund and the shareholders participating in the Fund and does not involve a conflict of interest from which HIFSCO or the affiliated sub-adviser derives an inappropriate advantage.

7. HIFSCO will provide general management services to the Company and the Fund, including overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and, subject to review and approval by the Board of Directors, will: (a) set the Fund's overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of the Fund's assets; (c) allocate and, when appropriate, reallocate the Fund's assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund's investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HIFSCO will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any sub-adviser except for (i) ownership of interests in HIFSCO or any entity that controls, is controlled by or is under common control with HIFSCO; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9. The Company will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HIFSCO will provide the Board of Directors, no less often than quarterly, with information about HIFSCO's profitability. Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12. When a sub-adviser is hired or terminated, HIFSCO will provide the Board of Directors with information showing the expected impact on HIFSCO's profitability.

      As provided by the investment management agreement, the Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund's average daily net assets.

      The investment management fee rate is as follows:

Average Daily Net Assets                Annual Rate
------------------------                -----------
First $500 million                         1.05%
Next $500 million                          1.00%
Amount over $1 billion                     0.95%

      HIFSCO, not the Fund, pays the sub-advisory fees to the sub-advisers. Monthly, each sub-adviser is paid a pro rata portion of an annual fee based on the average daily net assets of the Fund.

      Because the Fund did not commence operations until September 30, 2005, there is no advisory fee or sub-advisory fee information available for the Fund.


      HIFSCO has voluntarily agreed to limit the expenses of each class of the Fund by reimbursing the Fund when total fund operating expenses of the class exceed the following percentages (this policy may be discontinued at any time):

                                    CLASS A     CLASS B     CLASS C     CLASS Y
                                    -------     -------     -------     -------
Select SmallCap Growth Fund           1.65%       2.40%       2.40%       1.20%

      Pursuant to the investment management agreement and investment sub-advisory agreements, neither HIFSCO nor the sub-advisers are liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or a sub-adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. The sub-advisers have agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of the sub-advisers' acts or omissions related to the performance of their duties as set forth specifically in their respective sub-advisory agreements or otherwise from the sub-advisers' willful misfeasance, bad faith or gross negligence.


      HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1995. As of June 30, 2005, HIFSCO had approximately $26.7 billion of assets under management.



APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT


      At a meeting held on May 3-4, 2005, the Board of Directors unanimously voted to approve the Fund's investment management agreement with HIFSCO and the investment sub-advisory agreements between HIFSCO and Oberweis and HIFSCO and Jennison (collectively, the "agreements") relating to the Fund. In this regard, the Board requested and reviewed materials concerning the Fund from HIFSCO, Oberweis and Jennison (the "Adviser Materials"), and received in-person presentations about the Fund by the Fund's officers, and representatives from HIFSCO and the sub-advisers, at the May 3-4, 2005 meeting. In determining to approve the agreements, the Board considered the following categories of material factors, among others, relating to the agreements.


      The Board considered the nature, extent, and quality of the services to be provided to the Fund by HIFSCO and each of the sub-advisers. The Board considered, among other things, HIFSCO's and each sub-adviser's organizational structure, personnel who would provide services to the Fund, capacity, investment process, and regulatory / compliance history. In addition, the Board considered each sub-adviser's investment philosophy, performance record, and trade execution capabilities. The Board also considered representations from fund management that the management styles of the two sub-advisers would complement each other, and concluded that the Fund had merit as an addition to the Hartford family of funds. The Board further considered its past experiences with HIFSCO with respect to the services it has provided to other Hartford-sponsored funds, including HIFSCO's management and monitoring of the funds' sub-advisers, the quality of HIFSCO's communications with the Board, the compliance structure and systems established by HIFSCO, and HIFSCO's responsiveness to Board inquiries. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by HIFSCO and each of the sub-advisers.


      As the Select Small Cap Growth Fund is a new fund, there was no performance history of the Fund for the Board to review. However, the Board considered the investment performance of the sub-advisers in managing funds and accounts which follow investment strategies similar to the Fund (i.e., focusing on small-cap growth investments). In this regard, the board reviewed presentations by Fund officers and representatives of the sub-advisers, and relevant information included in the Adviser Materials. The Board considered each sub-adviser's prior performance in managing assets in the small-cap growth asset category with respect to both benchmark and various peer group records. In addition, the Board considered reports from HIFSCO showing the hypothetical past-performance of composites reflecting the Fund's proposed investment strategy and investment process. The Board concluded that, while there could be no guarantee of future results, the Board was satisfied that HIFSCO and each sub-adviser have the capability of providing satisfactory investment performance for the Fund.


      In addition, the Board considered both the investment management fees to be paid by the Fund to HIFSCO and the sub-advisory fees to be paid by HIFSCO to the sub-advisers under the agreements. In doing so, the Board reviewed both the Adviser Materials and comparative information on investment management fees paid by similar funds. In particular, the Board considered that the proposed investment management fee was competitive when compared to the fees of the Fund's peer group. The Board considered the quality of the services to be performed for the Fund by HIFSCO and the sub-advisers, including each sub-adviser's research and fundamental analysis capabilities. The Board also considered the long term experience of HIFSCO and the sub-advisers, the compliance structure and systems established by HIFSCO and the sub-advisers, and the financial viability of HIFSCO and the sub-advisers. In addition, the Board reviewed information regarding HIFSCO's cost to provide investment management services to the Fund and HIFSCO's profit margin, both over all and as to profits expected from management of the Fund. In the case of the sub-advisers, the Board considered HIFSCO's representation that it had negotiated the sub-advisers' fees at arm's length, and that the fees that HIFSCO would pay to the sub-advisers were comparable to fees charged by the sub-advisers to other institutional clients. Based on these considerations, the Board concluded that the management fees to be paid to HIFSCO and the sub-advisers were fair and reasonable. The Board also concluded that, under all the circumstances, the profitability reasonably expected to be realized by HIFSCO with respect to the Fund would not be excessive.


      The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund's investors. The Board considered HIFSCO's representations that the Fund could be expected to achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. With respect to economies of scale, the Board considered the breakpoints in the Fund's management fee and sub-advisory fee schedules and how any benefits from economies of scale would be realized by the various parties. The Board reviewed materials providing comparative breakpoint information for other fund groups. The Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund's investors.

      The Board considered other benefits to HIFSCO, the sub-advisers and their affiliates from their relationships with the Fund. The Board reviewed information noting that HIFSCO and its affiliates will receive fees for fund accounting and other services. The Board also reviewed the fact that Hartford Administrative Services Company, the Fund's transfer agent, will receive transfer agency compensation from the Fund. In addition, the Board considered benefits to the sub-advisers from their proposed use of the Fund's brokerage commissions to obtain research that could be used for the sub-advisers' clients other than the Fund, and representations from HIFSCO and the sub-advisers that the sub-advisers would not be making any revenue-sharing payments or any other type of distribution payments to HIFSCO or its affiliates.

      The Board considered a number of other factors, including, among others, HIFSCO's and each sub-adviser's entrepreneurial risk, HIFSCO's efforts in making a full array of mutual funds available to shareholders within the Hartford fund family, and HIFSCO's commitment to providing a complete investment program with innovative opportunities designed to meet the needs of shareholders.

      Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the investment management agreement and investment sub-advisory agreements for the Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Board met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

      The investment management agreement and investment sub-advisory agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the Company, including a majority of the Directors who are not parties to the agreements or interested persons of any party to the agreements, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. The agreements automatically terminate upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the agreement or by vote of the holders of a majority of the outstanding voting securities of the Fund. The investment sub-advisory agreements may be terminated at any time without the payment of any penalty by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of the Fund, by HIFSCO upon written notice to the applicable sub-adviser, and by the applicable sub-adviser upon 90 days' written notice to HIFSCO. The investment sub-advisory agreements also terminate automatically upon the termination of the corresponding investment management agreement.


      Hartford Life, an affiliate of HIFSCO, provides fund accounting services to the Fund pursuant to a fund accounting agreement by and between the Company, on behalf of the Fund, and Hartford Life. These services include, but are not limited to, daily pricing of portfolio securities; computation of the net asset value and the net income of the Fund in accordance with the Fund's prospectuses and statement of additional information; calculation of dividend and capital gain distributions, if any; calculation of yields on the Fund and all classes thereof; preparation of various reports; and such other similar services with respect to the Fund as may be reasonably requested by the Fund. In consideration of services rendered and expenses assumed pursuant to this agreement, the Fund pays Hartford Life a fee calculated at the annual rate of 0.02% of its aggregate net assets. Effective January 1, 2006, the Fund will pay Hartford Life a fee calculated at an annual rate of 0.015% of its aggregate net assets. Because the Fund did not commence operations until September 30, 2005, there is no information with respect to compensation paid to Hartford Life.


      The Fund, HIFSCO and the sub-advisers have each adopted a code of ethics designed to protect the interests of the Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS SUB-ADVISED BY JENNISON


      The following table lists the number and types of other accounts sub-advised by the Jennison manager and assets under management in those accounts as of September 1, 2005:



                        REGISTERED
                        INVESTMENT
                         COMPANY          ASSETS         POOLED        ASSETS         OTHER        ASSETS
PORTFOLIO MANAGER        ACCOUNTS        MANAGED        ACCOUNTS       MANAGED       ACCOUNTS      MANAGED
-----------------       ----------    --------------    --------     ------------    --------   --------------
John P. Mullman*            4         $1,409,013,911        4        $539,316,752       6**     $816,634,106**
Jason Swiatek*              0         $            0        3        $512,829,525       6       $816,634,106


* None of the accounts listed above are subject to performance-based fees.


** Excludes the assets and number of accounts in wrap fee programs that are managed using a model portfolio and excludes a model portfolio and its assets because Jennison does not have discretion to trade securities in the model portfolio.


CONFLICTS OF INTEREST BETWEEN THE SELECT SMALLCAP GROWTH FUND AND OTHER ACCOUNTS SUB-ADVISED BY JENNISON

      In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

      Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, or foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not for another portfolio. Securities purchased for one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

      In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions across multiple accounts. Currently, while no equity accounts under Jennison's management have performance fees, some accounts have higher fees than others. These differences may give rise to a potential conflict that a portfolio manager may allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

COMPENSATION OF JENNISON PORTFOLIO MANAGERS

      Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of the incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

      Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors will be applicable to each investment professional and there is no particular weighting or formula for considering the factors. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a research analyst or portfolio manager with research analyst responsibilities. In addition, some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors that may be reviewed include the following:

  - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

  - The investment professional's contribution to client portfolios' pre-tax one and three year performance from the investment professional's recommended stocks relative to the strategy's passive benchmarks and to the investment professional's respective coverage universes;

  -     Historical and long-term business potential of the product strategies;

  -     Qualitative factors such as teamwork and responsiveness; and

  - Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF JENNISON


      As of September 1, 2005, the dollar range of equity securities beneficially owned by the Jennison manager in the Fund is as follows:

                                                           DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER         FUND SUB-ADVISED/MANAGED         BENEFICIALLY OWNED
-----------------         ------------------------         ---------------------------------
John P. Mullman           Select SmallCap Growth Fund      None
Jason Swiatek             Select SmallCap Growth Fund      None


OTHER ACCOUNTS SUB-ADVISED BY OBERWEIS


      The following table lists the number and types of other accounts sub-advised by the Oberweis manager and assets under management in those accounts as of July 31, 2005:



                    REGISTERED
                    INVESTMENT
                     COMPANY        ASSETS        POOLED     ASSETS      OTHER       ASSETS
PORTFOLIO MANAGER    ACCOUNTS       MANAGED      ACCOUNTS    MANAGED    ACCOUNTS     MANAGED
-----------------   ----------    ------------   ---------   -------    --------   ------------
James W. Oberweis       9         $722,941,000      0        $     0      322(1)   $787,240,000



(1) The advisory fee for two of these other accounts is based upon performance. Assets under management in those accounts total $51,177,000.


CONFLICTS OF INTEREST BETWEEN THE SELECT SMALLCAP GROWTH FUND AND OTHER ACCOUNTS SUB-ADVISED BY OBERWEIS

      As indicated in the above table, James W. Oberweis is primarily responsible for the day-to-day management of other accounts, including other accounts with investment strategies similar to the Fund. Those accounts include The Oberweis Funds, other mutual funds for which Oberweis serves as investment sub-adviser, separately managed accounts and the personal/proprietary accounts of Mr. Oberweis. The fees earned by Oberweis for managing client accounts may vary among those accounts, particularly because for at least two accounts, Oberweis is paid based on the performance results of the account. In addition, Mr. Oberweis may personally invest in The Oberweis Funds. These factors could create conflicts of interest because Mr. Oberweis may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if Mr. Oberweis identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, Mr. Oberweis may execute transactions for another account that may adversely impact the value of securities held by the Fund.

      However, Oberweis believes that these risks are mitigated by the fact that accounts with like investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account's initial holdings, cash flow, account size and other factors. In addition, Oberweis has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades. These policies are described as part of the Statement of Additional Information of The Oberweis Funds.

COMPENSATION OF OBERWEIS PORTFOLIO MANAGERS

      Oberweis offers its professionals a competitive compensation package consisting of a base, an incentive-based fee, and equity ownership. Typically, the base comprises the smallest component of the overall compensation package. Incentive fees are based on rolling one year and three year returns relative to the Russell 2000 Growth Index, with a heavier weighting on three year returns. Most of the incentive reward is quantitatively defined in advance, divided between relative team performance and individual performance. To ensure long-term commitment, all senior executives and key investment professionals are also equity investors in Oberweis. By linking a significant portion of portfolio management's compensation to equity ownership, the Oberweis management team encourages its professionals to adopt a long-term, team-oriented focus toward superior investment management with significant long-term upside reward potential. The opportunity to own an equity stake in Oberweis has been highly effective in attracting and retaining outstanding executives with a long-term, team-oriented perspective. Oberweis's employee-owners are offered equity ownership at book value and are required to sell their equity ownership at book value in the event that they leave for a competitor.

      Oberweis's product offering is exceptionally specialized. Such specialization tends to attract professionals passionate about and experts in Oberweis's area of expertise, namely high-growth small-cap emerging growth stocks. The attractions is akin to the manner in which a major university with elite, specialized research tends to attract faculty with specialized skills in the same area.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF OBERWEIS ASSET MANAGEMENT


      As of July 31, 2005, the dollar range of equity securities beneficially owned by the Oberweis manager in the Fund is as follows:


                                                            DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER          FUND SUB-ADVISED/MANAGED         BENEFICIALLY OWNED
-----------------          ------------------------         ---------------------------------
James W. Oberweis          Select SmallCap Growth Fund      None

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.

      Subject to any policy established by the Company's Board of Directors and HIFSCO, the sub-advisers are primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers generally seek reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. Upon instructions from HIFSCO, each sub-adviser may also direct certain brokerage transactions to broker/dealers that pay for certain services used by the Fund. HIFSCO may also instruct the sub-advisers to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Fund.

      The sub-advisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

      While the sub-advisers seek to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, broker-dealers who provide investment research to the sub-advisers may receive orders for transactions from the sub-advisers. Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market. Oberweis may also accept additional research products and services consisting of subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, computer databases, quotation equipment and services and research-orientated computer software and services. To the extent consistent with Section 28(e) of the 1934 Act, a sub-adviser may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction. Information so received is in addition to and not in lieu of the services required that the sub-adviser must perform under the applicable investment sub-advisory agreement. In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion. The management fees paid by the Fund are not reduced because the sub-advisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. Some of these services are of value to the sub-advisers, or their affiliates, in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

      To the extent that accounts managed by a sub-adviser are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the Company's Board of Directors, available securities may be allocated to the Fund and other client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Likewise, if accounts managed by multiple sub-advisers are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

      Accounts managed by the sub-advisers (or their affiliates) may hold securities held by the Fund. Because of different investment objectives or other factors, a particular security may be purchased by a sub-adviser for one client when one or more other clients are selling the same security.


      Because the Fund did not commence operations until September 30, 2005, there is no brokerage commission information available for the Fund.


                                  FUND EXPENSES

      EXPENSES OF THE FUND The Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence,
(2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund, (13) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (14) expenses for servicing shareholder accounts, (15) any direct charges to shareholders approved by the directors of the Fund, (16) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (17) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

                            DISTRIBUTION ARRANGEMENTS

GENERAL

      Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Company. HIFSCO is a registered broker-dealer and member of the NASD. Shares of the Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the Directors of the Company, including a majority of the Directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of the Fund. HIFSCO is not obligated to sell any specific amount of shares of the Fund.

      HIFSCO is authorized by the Company to receive purchase and redemption orders on behalf of the Fund. HIFSCO has the authority to, and has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Fund, subject to the Fund's policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law. In these circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order. Accordingly, orders will be priced at the Fund's next net asset value to be computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund. The Fund's net asset value is determined in the manner described in the Fund's prospectuses.

      In addition to the commissions (reallowed and/or advanced) and Rule 12b-1 fees described in this SAI and in the Fund's prospectuses, HIFSCO and its affiliates pay, out of their own assets, significant additional compensation to broker-dealers, financial institutions and other persons ("Financial Intermediaries") in connection with the sale and distribution of the Fund's shares ("Additional Payments"). Certain Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the Fund attributable to a particular Financial Intermediary, on sales of the Fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges. Such Additional Payments are generally made for the placement of the Fund on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the Fund within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the Fund and payments for providing extra employee training and information relating to the Fund and (2) "marketing support" fees for providing assistance in promoting the sale of the Fund's shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

      As of July 14, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the Fund attributable to a particular Financial Intermediary, on sales of the Fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M & T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Royal Alliance Associates, Inc., Sentra Securities Corp., Spelman & Company Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., US Bancorp Investments Inc, Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.


      The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Fund's shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the Fund's shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the Fund attributable to Edward Jones, on assets invested in the Fund attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. Because the Fund did not commence operations until September 30, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Edward Jones.



      Because the Fund did not commence operations until September 30, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Edward Jones.


      Aside from Additional Payments made in connection with the sale and distribution of the Fund's shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

COMMISSIONS TO DEALERS


      Because the Fund did not commence operations until September 30, 2005, there is no information regarding the aggregate dollar amount of commissions received by HIFSCO for the sale of Fund shares.


      Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:

                                               FRONT-END SALES      FRONT-END SALES
                                                 CHARGE AS A         CHARGE AS A            COMMISSION AS
                                                PERCENTAGE OF        PERCENTAGE OF          PERCENTAGE OF
AMOUNT OF PURCHASE                             OFFERING PRICE       AMOUNT INVESTED         OFFERING PRICE
Less than $50,000                                   5.50%                 5.82%                 4.75%

$50,000 or more but less than $100,000              4.50%                 4.71%                 4.00%

$100,000 or more but less than $250,000             3.50%                 3.63%                 3.00%

$250,000 or more but less than $500,000             2.50%                 2.56%                 2.00%

$500,000 or more but less than $1 million           2.00%                 2.04%                 1.75%

$1 million or more(1)                                  0%                    0%                    0%

      (1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

      HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

      HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

      HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS

      The Company, on behalf of the Fund, has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of the Fund pursuant to appropriate resolutions of the Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

      CLASS A PLAN Pursuant to the Class A Plan, the Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. However, the Company's Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the Fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

      CLASS B PLAN Pursuant to the Class B Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

      CLASS C PLAN Pursuant to the Class C Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

      GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO's expenditures. Conversely, even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the Fund will not be obligated to pay more than that fee.

      In accordance with the terms of the Plans, HIFSCO provides to the Fund, for review by the Company's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors' quarterly review of the Plans, they review the level of compensation the Plans provide.

      The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the Fund through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The Board of Directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Board of Directors of the Company in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors of the Board of Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund. A Plan will automatically terminate in the event of its assignment.


      Because the Fund did not commence operations until September 30, 2005, there is no information regarding 12b-1 fees paid by the Fund.


                        PURCHASE AND REDEMPTION OF SHARES

      For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Fund's prospectuses.

      For a description of how a shareholder may have the Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Fund's prospectuses.

      RIGHTS OF ACCUMULATION The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any Funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any Funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

      LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A , Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Rights of Accumulation." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Rights of Accumulation." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824. HASCO, The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

      SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares not subject to a CDSC (except as noted below) of the Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

      Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

      SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

      The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder's death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

      SPECIAL REDEMPTIONS Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Company's Directors. When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

      DEFERRED SALES CHARGE ON CLASS A, CLASS B AND CLASS C SHARES Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

      Class A shares which were purchased without a front-end sales charge and which are redeemed within eighteen months of purchase, Class B shares which are redeemed within six years of purchase, and Class C shares which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectuses as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B or Class C shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

      The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the Fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

      When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

      Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of purchase.

      The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to the CDSC in the following cases:

      - to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

      -     because of shareholder death or disability,

      -     because of the death or disability of the grantor of a living trust,

      - under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

      -     for retirement plans under the following circumstances:

            (1)   to return excess contributions,

            (2)   hardship withdrawals as defined in the plan,

            (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

            (4) to meet minimum distribution requirements under the Internal Revenue Code,

            (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

            (6)   after separation from service.

SUSPENSION OF REDEMPTIONS

      The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of all classes of the Fund is determined by Hartford Life in the manner described in the Fund's prospectuses. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Fund will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Company's Board of Directors. The Fund's debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

      Equity securities are valued at the official closing price or at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued in good faith at fair value by, or under guidelines established by, the Fund's Board of Directors.

      Foreign securities markets may trade on days when the Fund does not compute its net asset value or may close at times that differ from the close of the NYSE. With respect to the valuation of securities principally traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE.

      Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

      The Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per share. Class B, Class C and Class Y shares are offered at net asset value without the imposition of an initial sales charge.

                        CAPITALIZATION AND VOTING RIGHTS

      The Hartford Mutual Funds, Inc. was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 23.2 billion shares of common stock, par value $0.001 per share ("Common Stock"). The shares of Common Stock are divided into forty-four series.

      The Board of Directors of the Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the applicable Fund. The Company's Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the Directors of the Company have authorized the issuance of four classes of shares of each of the Funds (except for the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation
Fund) designated in each instance as Class A, Class B, Class C and Class Y shares. Class Y shares for each of the Tax-Free California Fund and Tax-Free New York Fund are not currently available. For the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation Fund, the directors of The Hartford Mutual Funds, Inc. have authorized the issuance of three classes of shares designated in each instance as Class A, Class B and Class C shares.

      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or, for Class A, Class C and Class Y, conversion rights and are freely transferable.

      As an investment company incorporated in Maryland, the Company is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following, among other matters, is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of Directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Funds' independent registered public accounting firm.

      Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Company voting for the election of Directors can elect all of the Directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any Directors. Although Directors are not elected annually, shareholders have the right to remove one or more Directors. When required by law, if the holders of 25% or more of the Company's outstanding shares request it in writing, a meeting of the Company's shareholders will be held to approve or disapprove the removal of a Director or Directors.

      Matters in which the interests of all the Funds of the Company are substantially identical (such as the election of Directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                                      TAXES

FEDERAL TAX STATUS OF THE FUND

The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

      The Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for the Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and to qualify as a regulated investment company each year. If the Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, the Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

      The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

      The Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

      In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, the Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year,
(2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the "excise tax avoidance requirements").

      If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of the Fund's available earnings and profits.

      Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund's assets to be invested within various countries is not now known. The Company intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

      The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Company seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

      If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

      Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

      If the Fund invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income), it must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

      The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

      In general, as described in the prospectus, distributions from the Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of the Fund's investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of the Fund's net capital gain properly designated by the Fund as "capital gain dividends" are taxable to a shareholder as long-term capital gain regardless of the shareholder's holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that the Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if those shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Fund with respect to which dividends are paid and the shares issued by the Fund are deemed to have been held by the Fund and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in its Fund shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

      At the Company's option, the Company may cause the Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a "deemed distribution." In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder's cost basis for his or her shares. Since the Company expects the Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Company chooses this option on behalf of the Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

      Any dividend declared by the Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

      An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

      A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder's adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

      In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of the Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Company on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

      In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

      The Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder's particular situation.

      Dividends paid by the Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly designated dividends paid by the Fund, however, generally are not subject to this tax, to the extent paid from net capital gains. In addition, for Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and capital gains. Also, for that same three-year period, U.S. estate taxes may not apply to that portion of Fund shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. Fund distributions, if any, made during such three-year period that are attributable to gains from the sale or exchange of "U.S. real property interests," which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-U.S. investors and will require such investors to file U.S. income tax returns.

      The Fund may be required to withhold U.S. federal income tax at a rate of 28% ("backup withholding") from all taxable distributions payable to (1) any shareholder who fails to furnish the Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual's taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

                              PRINCIPAL UNDERWRITER

      HIFSCO, the investment manager of the Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

                                    CUSTODIAN

      Portfolio securities of the Fund are held pursuant to a separate Custody Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

      Hartford Administrative Services Company ("HASCO"), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for the Fund. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The financial statements and the financial highlights which will appear in the annual report will be audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402.

                                OTHER INFORMATION

      The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Fund at any time, or to grant the use of such name to any other company.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Fund has granted to its respective sub-advisers the authority to vote proxies on its behalf with respect to the assets managed by the sub-advisers. A summary of each sub-adviser's proxy voting policies and procedures is set forth in Appendix B to this SAI.


      Because the Fund did not commence operations until September 30, 2005, no information is available on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period. Such information will be made available once the Fund has completed its first fiscal period (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC's website at www.sec.gov.


                              FINANCIAL STATEMENTS

      The Fund's financial statements, together with the notes thereto and reports of Ernst & Young LLP, the Company's independent registered public accounting firm, will be available in the Fund's annual report once the Fund has completed its first annual period.

                                   APPENDIX A

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

      STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

      AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

      BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

      BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

      MOODY'S

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      STANDARD & POOR'S

      The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

      -     Liquidity ratios are adequate to meet cash requirements.

      Liquidity ratios are basically as follows, broken down by the type of issuer:

            Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

            Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

            Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

      - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

      - The issuer has access to at least two additional channels of borrowing.

      - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

      - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

      -     The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

      STANDARD & POOR'S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

      Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

      Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or ""BB" rating.

      Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used to debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      The rating "CI" is reserved for income bonds on which no interest is being paid.

      Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

      MOODY'S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

      Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Bonds which are rated "Aa" are judged to be of high qualify by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

      Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grate obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

      STANDARD & POOR'S RATINGS SERVICES. A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

      Note rating symbols are as follows:

      SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2 - Satisfactory capacity to pay principal and interest.

      SP-3 - Speculative capacity to pay principal and interest.

      MOODY'S INVESTORS SERVICES. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody's ratings for short-term loans have the following definitions:

      MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

      MIG-3/VMIG-3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      MIG-4/VMIG-4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

      Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes", Standard & Poor's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

INTERNATIONAL LONG-TERM CREDIT RATINGS

      FITCH, INC.

      The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

      AAA

      Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA

      Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A

      High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB

      Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

      BB

      Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B

      Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC, C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

      DDD, DD, D

      Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

      FITCH, INC.

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

      F1

      Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2

      Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3

      Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B

      Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D

      Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

      A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                   APPENDIX B

              JENNISON ASSOCIATES LLC - PROXY VOTING POLICY SUMMARY

      Jennison Associates LLC ("Jennison") actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration may be given to the public and social value of each issue. For purposes of this policy, the "best interests of clients" shall mean, unless otherwise specified by the client, the client's best economic interests over the long-term - that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any proxy vote that may represent a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

      In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as "share blocking," where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the cost far outweighs the benefit of voting, as in share blocking.

      It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Investment Advisers Act of 1940, as amended, is to be made available to clients.

         OBERWEIS ASSET MANAGEMENT, INC. - PROXY VOTING POLICY SUMMARY

      Oberweis Asset Management, Inc. ("Oberweis") has established Proxy Voting Policies and Procedures setting forth the general principles used to determine how Oberweis votes proxies on securities in client accounts for which Oberweis has proxy voting authority, including mutual funds to which it serves as an investment adviser. Oberweis's general policy is to vote proxies in the best economic interests of clients. The principles which guide the voting policy of Oberweis are maximizing the value of client assets and promoting the rights of clients as beneficial owners of the companies in whose securities they invest. Oberweis's investment strategies are predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Oberweis generally makes investments in companies in which Oberweis has confidence in management, proxies generally are voted in accord with management's recommendation. Oberweis may vote a proxy in a manner contrary to management's recommendation if, in the judgment of Oberweis, the proposal would not enhance shareholder value.

      Oberweis has retained Institutional Shareholders Services ("ISS"), a proxy voting and consulting firm, to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle various administrative functions associated with the voting of client proxies. While ISS makes the proxy voting recommendations, Oberweis retains the ultimate authority on how to vote.

      Oberweis's Proxy Voting Policies and Procedures describe how Oberweis addresses conflicts of interest between Oberweis and its clients, including Fund shareholders, with respect to proxy voting decisions. If Oberweis determines that, through reasonable inquiry or otherwise, an issue raises a potential material conflict of interest, Oberweis will follow the recommendations of ISS except as follows. If Oberweis and/or the Proxy Committee believes that it would be in the interest of Oberweis's clients to vote a proxy other than according to the recommendation of ISS, the Proxy Committee will prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; and (3) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration.

                                     PART C

                                OTHER INFORMATION

Item 23.               Exhibits
a.(i)                  Articles of Incorporation dated March 19, 1996
                       (incorporated by reference to Initial Registration
                       Statement filed on April 9, 1996)

a.(ii)                 Articles Supplementary dated August 30, 2002
                       (incorporated by reference to Post-Effective Amendment
                       #23 filed on October 25, 2002)

a.(iii)                Articles Supplementary dated September 12, 2002
                       (incorporated by reference to Post-Effective Amendment
                       #23 filed on October 25, 2002)

a.(iv)                 Articles of Amendment to the Articles of Incorporation
                       (incorporated by reference to Post-Effective Amendment
                       #24 filed on December 16, 2002)

a.(v)                  Articles Supplementary dated June 10, 2003
                       (incorporated by reference to Post-Effective Amendment
                       #27 filed on August 19, 2003)

a.(vi)                 Articles of Amendment dated June 10, 2003
                       (incorporated by reference to Post-Effective Amendment
                       #27 filed on August 19, 2003)

a.(vii)                Articles Supplementary dated August 26, 2003
                       (incorporated by reference to Post-Effective Amendment
                       #28 filed on December 15, 2003)

a.(viii)               Articles Supplementary dated March 10, 2004
                       (incorporated by reference to Post-Effective Amendment
                       #35 filed on May 19, 2004)

a.(ix)                 Articles Supplementary dated August 19, 2004
                       (incorporated by reference to Post-Effective Amendment
                       #37 filed on December 23, 2004)

a.(x)                  Articles Supplementary dated February 3, 2005
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

a.(xi) Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment #42 filed on July 15, 2005)

b.                     By-Laws adopted January 24, 1996, last amended May 13,
                       2003 (incorporated by reference to Post-Effective
                       Amendment #27 filed on August 19, 2003)

c.                     Not Applicable

d.(i)                  Investment Management Agreement with Hartford
                       Investment Financial Services Company dated March 3,
                       1997 (incorporated by reference to Post-Effective
                       Amendment #3 filed on June 20, 1997)

d.(ii)                 Amendment Number 1 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(iii)                Amendment Number 2 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(iv)                 Amendment Number 3 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(v)                  Amendment Number 4 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(vi)                 Amendment Number 5 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(vii)                Amendment Number 6 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(viii)               Amendment Number 7 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(ix)                 Amendment Number 8 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #28 filed on December 15, 2003)

d.(x)                  Amendment Number 9 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

d.(xi)                 Amendment Number 10 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

d.(xii)                Amendment Number 11 to Investment Management Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #41 filed on April 29, 2005)

d.(xiii)               Amendment Number 12 to Investment Management Agreement
                       (filed herewith)

d.(xiv)                Investment Sub-Advisory Agreement with Wellington
                       Management Company, LLP dated March 3, 1997
                       (incorporated by reference to Post-Effective Amendment
                       #3 filed on June 20, 1997)

d.(xv)                 Amendment Number 1 to Investment Sub-Advisory
                       Agreement with Wellington Management Company, LLP
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xvi)                Amendment Number 2 to Investment Sub-Advisory
                       Agreement with Wellington Management Company, LLP
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xvii)               Amendment Number 3 to Investment Sub-Advisory
                       Agreement with Wellington Management Company, LLP
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xviii)              Amendment Number 4 to Investment Sub-Advisory
                       Agreement with Wellington Management Company, LLP
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xix)                Amendment Number 5 to Investment Sub-Advisory
                       Agreement with Wellington Management Company, LLP
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xx)                 Amendment Number 6 to Investment Sub-Advisory
                       Agreement with Wellington Management Company, LLP
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xxi)                Amendment Number 7 to Sub-Advisory Agreement with
                       Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

d.(xxii)               Amendment Number 8 to Sub-Advisory Agreement with
                       Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #41 filed on April 29, 2005)

d.(xxiii)              Investment Services Agreement with Hartford Investment
                       Management Company dated as of March 3, 1997
                       (incorporated by reference to Post-Effective Amendment
                       #3 filed on June 20, 1997)

d.(xxiv) Amendment Number 1 to Investment Services Agreement with Hartford Investment Management Company
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xxv) Amendment Number 2 to Investment Services Agreement with Hartford Investment Management Company
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

d.(xxvi) Amendment Number 3 to Investment Services Agreement with Hartford Investment Management Company
                       (incorporated by reference to Post-Effective Amendment
                       #41 filed on April 29, 2005)

d.(xxvii)              Amendment Number 4 to Investment Services Agreement
                       with Hartford Investment Management Company (filed
                       herewith)

d.(xxviii)             Investment Sub-Advisory Agreement with Chartwell
                       Investment Partners, L.P. (incorporated by reference
                       to Post-Effective Amendment #41 filed on April 29,
                       2005)

d.(xxix)               Investment Sub-Advisory Agreement with Goldman Sachs
                       Asset Management, L.P. (incorporated by reference to
                       Post-Effective Amendment #41 filed on April 29, 2005)

d.(xxx)                Investment Sub-Advisory Agreement with Northern
                       Capital Management, LLC (incorporated by reference to
                       Post-Effective Amendment #41 filed on April 29, 2005)

d.(xxxi)               Investment Sub-Advisory Agreement with Cramer
                       Rosenthall McGlynn, LLC (incorporated by reference to
                       Post-Effective Amendment #41 filed on April 29, 2005)

d.(xxxii)              Investment Sub-Advisory Agreement with Artisan
                       Partners Limited Partnership (incorporated by
                       reference to Post-Effective Amendment #41 filed on
                       April 29, 2005)

d.(xxxiii)             Investment Sub-Advisory Agreement with Sterling
                       Capital Management LLC (incorporated by reference to
                       Post-Effective Amendment #41 filed on April 29, 2005)

d.(xxxiv)              Investment Sub-Advisory Agreement with Oberweis Asset
                       Management, Inc. (filed herewith)

d.(xxxv)               Investment Sub-Advisory Agreement with Jennison
                       Associates LLC (filed herewith)

e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(ii)                 Form of Dealer Agreement with the Distributor
                       (incorporated by reference to Pre-Effective Amendment
                       #1 filed on June 27, 1996)

e.(iii)                Amendment Number 1 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

e.(iv)                 Amendment Number 2 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

e.(v)                  Amendment Number 3 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

e.(vi)                 Assignment of Principal Underwriting Agreement from
                       Hartford Securities Distribution Company, Inc. to
                       Hartford Investment Financial Services Company dated
                       November 1, 1998 (incorporated by reference to
                       Post-Effective Amendment #20 filed on February 15,
                       2002)

e.(vii)                Amendment Number 4 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

e.(viii)               Amendment Number 5 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

e.(ix)                 Amendment Number 6 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

e.(x)                  Amendment Number 7 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

e.(xi)                 Amendment Number 8 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #28 filed on December 15, 2003)

e.(xii)                Amendment Number 9 to Principal Underwriting Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

e.(xiii)               Amendment Number 10 to Principal Underwriting
                       Agreement (incorporated by reference to Post-Effective
                       Amendment #39 filed on February 11, 2005)

e.(xiv)                Amendment Number 11 to Principal Underwriting
                       Agreement (incorporated by reference to Post-Effective
                       Amendment #41 filed on April 29, 2005)

e.(xv)                 Amendment Number 12 to Principal Underwriting
                       Agreement (filed herewith)

f.                     Not Applicable

g.(i)                  Custodian Agreement (incorporated by reference to
                       Post-Effective Amendment #25 filed on February 28,
                       2003)

g.(ii)                 Amendment Number 1 to Custodian Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

g.(iii)                Amendment Number 2 to Custodian Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

g.(iv)                 Amendment Number 3 to Custodian Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #25 filed on February 28, 2003)

g.(v) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

g.(vi) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

g.(vii) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

g.(viii)               Amendment Number 4 to Custodian Agreement
                       (incorporated by reference to Post-Effective Amendment
                       #24 filed on December 16, 2002)

g.(ix) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

g.(x) Tenth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #29 filed on January 29, 2004)

g.(xi) Eleventh Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

g.(xii) Twelfth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

g.(xiii)               Thirteenth Amendment to Custodian Contract
                       (incorporated by reference to Post-Effective Amendment
                       #41 filed on April 29, 2005)

g.(xiv) Fourteenth Amendment to Custodian Contract (filed herewith)

g.(xv) Amendment Number Fifteen to Custodian Contract (filed herewith)

g.(xvi)                Remote Services Agreement - State Street Bank and
                       Trust Company (incorporated by reference to Post-Effective Amendment #26 filed on June 6, 2003)

h.(i)                  Transfer Agency and Service Agreement between The
                       Hartford Mutual Funds, Inc. and Hartford
                       Administrative Services Company dated November 1, 2001
                       (incorporated by reference to Post-Effective Amendment
                       #20 filed on February 15, 2002)

h.(ii)                 Amendment Number 1 to Transfer Agency and Service
                       Agreement (incorporated by reference to Post-Effective
                       Amendment #25 filed on February 28, 2003)

h.(iii)                Amendment Number 2 to Transfer Agency and Service
                       Agreement (incorporated by reference to Post-Effective
                       Amendment #28 filed on December 15, 2003)

h.(iv)                 Amendment Number 3 to Transfer Agency and Service
                       Agreement (incorporated by reference to Post-Effective
                       Amendment #35 filed on May 19, 2004)

h.(v)                  Amendment Number 4 to Transfer Agency and Service
                       Agreement (incorporated by reference to Post-Effective
                       Amendment #39 filed on February 11, 2005)

h.(vi)                 Amendment Number 5 to Transfer Agency and Service
                       Agreement (incorporated by reference to Post Effective
                       Amendment #41 filed on April 29, 2005)

h.(vii)                Amendment Number 6 to Transfer Agency and Service
                       Agreement (filed herewith)

h.(viii) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

i.                     Opinion and Consent of Counsel (filed herewith)

j.                     Consent of Independent Registered Public Accounting
                       Firm (filed herewith)

k.                     Not Applicable

l.                     Not Applicable

m.                     Amended and Restated Rule 12b-1 Distribution Plan for
                       Class A, Class B and Class C Shares (incorporated by reference to Post-Effective Amendment #42 filed on July 15, 2005)

n.                     Multiple Class Plan Pursuant to Rule 18f-3
                       (incorporated by reference to Post-Effective Amendment
                       #42 filed on July 15, 2005)

o.                     Not Applicable

p.(i)                  Code of Ethics of HL Investment Advisors, LLC,
                       Hartford Investment Financial Services, LLC and The
                       Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

p.(ii)                 Code of Ethics of Hartford Investment Management
                       Company and Hartford Investment Services, Inc.
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

p.(iii)                Code of Ethics of Wellington Management Company, LLP
                       (incorporated by reference to Post-Effective Amendment
                       #40 filed on February 28, 2005)

p.(iv)                 Code of Ethics of Goldman Sachs Asset Management, L.P.
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

p.(v)                  Code of Ethics of Northern Capital Management, LLC
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

p.(vi)                 Code of Ethics of Sterling Capital Management LLC
                       (incorporated by reference to Post-Effective Amendment
                       #39 filed on February 11, 2005)

p.(vii)                Code of Ethics of Chartwell Investment Partners, L.P.
                       (incorporated by reference to Post-Effective Amendment
                       #42 filed on July 15, 2005)

p.(viii)               Code of Ethics of Cramer Rosenthal McGlynn, LLC
                       (incorporated by reference to Post-Effective Amendment
                       #42 filed on July 15, 2005)

p.(ix)                 Code of Ethics of Artisan Partners Limited Partnership
                       (incorporated by reference to Post-Effective Amendment
                       #42 filed on July 15, 2005)

p.(x)                  Code of Ethics of Oberweis Asset Management,
                       Inc.(incorporated by reference to Post-Effective
                       Amendment #42 filed on July 15, 2005)

p.(xi)                 Code of Ethics of Jennison Associates LLC
                       (incorporated by reference to Post-Effective Amendment
                       #42 filed on July 15, 2005)


q.(i)                  Power of Attorney (incorporated by reference to Post-
                       Effective Amendment #41 filed on April 29, 2005)

q.(ii)                 Power of Attorney (filed herewith)

Item 24. Persons Controlled by or Under Common Control with Registrant

      As of August 31, 2005 any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 28, 2005.

      In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of August 31, 2005 more than 25% of the following funds:

            The Hartford Global Communications Fund

            The Hartford Global Financial Services Fund
            The Hartford Select MidCap Growth Fund
            The Hartford Select MidCap Value Fund
            The Hartford Tax-Free California Fund
            The Hartford Tax-Free New York Fund

Item 25. Indemnification

      Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

      Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

      Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made
      (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

      Section 2-418 further provides that indemnification provided for by
      Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 26. Business and Other Connections of Investment Adviser

      Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

                                 Position with Hartford Investment
Name                             Financial Services, LLC                 Other Business
----                             ---------------------------------       --------------
Thomas M. Marra                  President and Chief Executive Officer   President and Chief Operating Officer of Hartford
                                 and Manager                             Life, Inc. ("HL, Inc. ")(1)

John C. Walters                  Executive Vice President and Manager    Executive Vice President of Hartford Life
                                                                         Insurance Company ("HLIC") (2)

George R. Jay                    Chief Broker-Dealer Compliance Officer  Assistant Vice President, HLIC

Walter E. Watkins, Jr.           Chief Investment Compliance Officer     Chief Compliance Officer of HL Investment
                                                                         Advisors, LLC(3)

David M. Znamierowski            Executive Vice President, Chief         President of Hartford Investment Management
                                 Investment Officer and Manager          Company ("Hartford Investment Management") (4)

John N. Giamalis                 Senior Vice President and Treasurer     Senior Vice President and Treasurer of HL Inc.

Christopher Hanlon               Senior Vice President                   Senior Vice President of Hartford Investment
                                                                         Management

William H. Davison, Jr.          Senior Vice President                   Managing Director of Hartford Investment
                                                                         Management

Richard G. Costello              Vice President and Secretary            Vice President, Assistant General Counsel and
                                                                         Corporate Secretary of The Hartford Financial
                                                                         Services Group, Inc. ("The Hartford") (5)

Edward C. Caputo                 Vice President                          Investment Officer of Hartford Investment
                                                                         Management

Mary Jane Fortin                 Vice President                          Vice President of HL Inc.

Tamara L. Fagely                 Controller                              Vice President of Hartford Administrative
                                                                         Services Company ("HASCO")(6)

Todd G. Picken                   Assistant Vice President and Assistant  Assistant Vice President and Assistant Treasurer of HLIC
                                 Treasurer

Anthony L. Dowling               Assistant Vice President-Compliance     Assistant Vice President - Compliance of Hartford
                                                                         Investment Financial Services, LLC ("HIFSCO")

            (1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

            (2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

            (3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

            (4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

            (5) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

            (6) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

            (7) The principal business address for HIFSCO is 200 Hopmeadow Street, Simsbury, CT 06089

      Item 27. Principal Underwriters

            Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

      The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address   Positions and Offices with Underwriter              Position and Offices with Registrant
-----------------------------------   --------------------------------------              ------------------------------------
Thomas M. Marra(1)                    President and Chief Executive Officer and
                                      Manager                                             Director

John C. Walters(1)                    Executive Vice President and Manager                Vice President

George R. Jay(1)                      Chief Broker-Dealer Compliance Officer              Vice President and Chief
                                                                                          Compliance Officer

Walter E. Watkins, Jr. (1)            Chief Investment Compliance Officer                 None

David M. Znamierowski(2)              Executive Vice President and Chief Investment       President, Chief Executive Officer
                                      Officer and Manager                                 and Director

John N. Giamalis(3)                   Senior Vice President and Treasurer                 None

Christopher Hanlon(2)                 Senior Vice President                               None

William H. Davison, Jr.(2)            Senior Vice President                               Vice President

Richard G. Costello(3)                Vice President and Secretary                        None

Edward C. Caputo(2)                   Vice President                                      None

Mary Jane Fortin(1)                   Vice President                                      Vice President

Tamara L. Fagely(4)                   Controller                                          Vice President, Controller and
                                                                                          Treasurer

Todd G. Picken(3)                     Assistant Vice President and Assistant Treasurer    None

Anthony L. Dowling(1)                 Assistant Vice President-Compliance                 None

      (1) The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

      (2) The principal business address is 55 Farmington Avenue, Hartford, CT 06105.

      (3)   The principal business address is 690 Asylum Avenue, Hartford, CT
            06115.

      (4) The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.

      Item 28. Location of Accounts and Records

      Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. Management Services

      Not Applicable

Item 30. Undertakings

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of September, 2005.

                                     THE HARTFORD MUTUAL FUNDS, INC.


                                      By: /s/ David M. Znamierowski
                                          -------------------------------
                                          David M. Znamierowski
                                          Its: President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                         TITLE                         DATE
--------                                          -----                         ----
/s/ David M. Znamierowski           President                             September 29, 2005
---------------------------         Chief Executive Officer
David M. Znamierowski               & Director


/s/ Tamara L. Fagely                Controller & Treasurer                September 29, 2005
---------------------------         (Chief Accounting Officer &
Tamara L. Fagely                    Chief Financial Officer)


                   *                Director                              September 29, 2005
----------------------------
Lynn S. Birdsong

                   *                Chairman of the Board                 September 29, 2005
----------------------------        and Director
Robert M. Gavin, Jr.

                  *                 Director                              September 29, 2005
----------------------------
Duane E. Hill

                  *                 Director                              September 29, 2005
----------------------------
Sandra S. Jaffee

                  **                Director                              September 29, 2005
----------------------------
William P. Johnston

                  **                Director                              September 29, 2005
----------------------------
Lemma W. Senbet

                   *                Director                              September 29, 2005
----------------------------
Thomas M. Marra


                   *                Director                              September 29, 2005
----------------------------
Phillip O. Peterson

                  *                 Director                              September 29, 2005
----------------------------
Lowndes A. Smith

/s/ Edward P. Macdonald                                                   September 29, 2005
----------------------------

*,**By Edward P. Macdonald
       Attorney-in-fact

 *Pursuant to Power of Attorney (incorporated by reference to Post-Effective
  Amendment #41 filed on April 29, 2005)

**Pursuant to Power of Attorney (filed herewith)

                                 EXHIBIT INDEX

Exhibit No.
-----------

d.(xiii)          Amendment Number 12 to Investment Management Agreement

d.(xxvii)         Amendment Number 4 to Investment Services Agreement with Hartford
                  Investment Management Company

d (xxxiv)         Investment Sub-Advisory Agreement with Oberweis Asset Management, Inc.

d.(xxxv)          Investment Sub-Advisory Agreement with Jennison Associates LLC

e.(xv)            Amendment Number 12 to Principal Underwriting Agreement

g.(xiv)           Fourteenth Amendment to Custodian Contract

g.(xv)            Amendment Number Fifteen to Custodian Contract

h. (vii)          Amendment Number 6 to Transfer Agency and Service Agreement

i.                Opinion and Consent of Counsel

j.                Consent of Independent Registered Public Accounting Firm

q.(ii)            Power of Attorney